Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
12/31/21 (Unaudited)

COMMON STOCKS (67.3%)(a)
	Shares	Value
Basic materials (2.8%)
AdvanSix, Inc.	5,177	$244,613
Andersons, Inc. (The)	2,692	104,207
Arkema SA (France)	5,675	800,193
Atkore, Inc.(NON)	5,479	609,210
Avery Dennison Corp.	10,000	2,165,700
Axalta Coating Systems, Ltd.(NON)	52,800	1,748,736
Balchem Corp.	575	96,945
BHP Group PLC (United Kingdom)	65,172	1,940,257
BlueScope Steel, Ltd. (Australia)	121,443	1,855,217
Boise Cascade Co.	6,390	454,968
Brenntag AG (Germany)	45,496	4,122,019
Codexis, Inc.(NON)	15,916	497,693
Compagnie De Saint-Gobain (France)	64,928	4,573,461
Constellium SE (France)(NON)	14,446	258,728
Corteva, Inc.	91,731	4,337,042
Covestro AG (Germany)	25,543	1,576,174
CRH PLC (Ireland)	128,517	6,806,647
Dow, Inc.	13,400	760,048
DuPont de Nemours, Inc.	103,300	8,344,574
Eastman Chemical Co.	26,287	3,178,361
Ecovyst, Inc.	14,773	151,276
Eiffage SA (France)	11,605	1,195,184
EVRAZ PLC (United Kingdom)	68,579	558,436
Freeport-McMoRan, Inc. (Indonesia)	126,160	5,264,657
Innospec, Inc.	2,629	237,504
Intrepid Potash, Inc.(NON)	2,318	99,048
LANXESS AG (Germany)	6,072	376,757
Linde PLC	7,932	2,763,357
Materion Corp.	1,080	99,295
Minerals Technologies, Inc.	2,876	210,379
Mueller Industries, Inc.	6,539	388,155
Nitto Denko Corp. (Japan)	4,800	371,009
NV5 Global, Inc.(NON)	323	44,613
Orion Engineered Carbons SA (Luxembourg)(NON)	5,141	94,389
PotlatchDeltic Corp.(R)	5,706	343,615
PPG Industries, Inc.	18,710	3,226,352
Rio Tinto PLC (United Kingdom)	39,273	2,600,488
Sensient Technologies Corp.	944	94,457
Sherwin-Williams Co. (The)	12,461	4,388,266
Shin-Etsu Chemical Co., Ltd. (Japan)	8,700	1,506,796
SIG Combibloc Group AG (Switzerland)	29,558	825,885
Simpson Manufacturing Co., Inc.	735	102,216
Standex International Corp.	1,287	142,419
Stepan Co.	1,282	159,340
Sterling Construction Co., Inc.(NON)	3,882	102,097
TimkenSteel Corp.(NON)	6,617	109,181
Tronox Holdings PLC Class A (United Kingdom)	23,004	552,786
UFP Industries, Inc.	4,019	369,788
WestRock Co.	17,100	758,556
Weyerhaeuser Co.(R)	143,100	5,892,858
Zymergen, Inc.(NON)(S)	11,359	75,992

		77,579,944
Capital goods (4.0%)
ABB, Ltd. (Switzerland)	36,582	1,401,132
Aerojet Rocketdyne Holdings, Inc.	8,580	401,201
AGCO Corp.	18,600	2,157,972
Albany International Corp. Class A	1,111	98,268
Allegion PLC (Ireland)	17,800	2,357,432
Allison Transmission Holdings, Inc.	21,400	777,890
Altra Industrial Motion Corp.	3,594	185,343
American Axle & Manufacturing Holdings, Inc.(NON)	23,241	216,839
Argan, Inc.	1,529	59,157
Astec Industries, Inc.	2,344	162,369
Axon Enterprise, Inc.(NON)	10,300	1,617,100
Barnes Group, Inc.	2,007	93,506
CAE, Inc. (Canada)(NON)	40,980	1,033,774
Casella Waste Systems, Inc. Class A(NON)	1,109	94,731
Caterpillar, Inc.	4,200	868,308
Clean Harbors, Inc.(NON)	8,700	867,999
CNH Industrial NV (United Kingdom)	216,691	4,211,214
Comfort Systems USA, Inc.	2,381	235,576
Crown Holdings, Inc.	18,100	2,002,222
CTS Corp.	2,031	74,578
Cummins, Inc.	21,600	4,711,824
Daikin Industries, Ltd. (Japan)	8,500	1,928,259
Deere & Co.	24,710	8,472,812
Donaldson Co., Inc.	13,800	817,788
Dover Corp.	5,000	908,000
Eaton Corp. PLC	19,309	3,336,981
Emerson Electric Co.	15,400	1,431,738
Encore Wire Corp.	4,014	574,403
EnPro Industries, Inc.	2,479	272,864
ESCO Technologies, Inc.	1,075	96,739
Federal Signal Corp.	2,089	90,537
Franklin Electric Co., Inc.	1,023	96,735
GEA Group AG (Germany)	14,484	793,005
General Dynamics Corp.	26,200	5,461,914
Gentherm, Inc.(NON)	1,090	94,721
GrafTech International, Ltd.	7,884	93,268
Hillenbrand, Inc.	6,779	352,440
Honeywell International, Inc.	30,591	6,378,529
Ingersoll Rand, Inc.	22,326	1,381,310
Johnson Controls International PLC	120,037	9,760,209
Kaman Corp.	2,982	128,673
Koito Manufacturing Co., Ltd. (Japan)	11,300	598,347
Legrand SA (France)	7,640	895,038
Lockheed Martin Corp.	29,600	10,520,136
Manitowoc Co., Inc. (The)(NON)	3,727	69,285
Meritor, Inc.(NON)	3,508	86,928
Mitsubishi Electric Corp. (Japan)	61,700	782,395
Moog, Inc. Class A	2,394	193,842
MRC Global, Inc.(NON)	12,906	88,793
MYR Group, Inc.(NON)	850	93,968
National Presto Industries, Inc.	628	51,515
Nordson Corp.	4,400	1,123,188
Northrop Grumman Corp.	16,201	6,270,921
O-I Glass, Inc.(NON)	23,267	279,902
Otis Worldwide Corp.	18,871	1,643,098
Parker Hannifin Corp.	21,400	6,807,768
Raytheon Technologies Corp.	53,158	4,574,777
Republic Services, Inc.	23,700	3,304,965
Ryerson Holding Corp.	3,691	96,151
Sandvik AB (Sweden)	76,700	2,144,089
Schneider Electric SA (France)	11,477	2,253,459
Shyft Group, Inc. (The)	1,927	94,674
Standard Motor Products, Inc.	1,607	84,191
Sturm Ruger & Co., Inc.	3,678	250,178
Terex Corp.	11,368	499,624
Textron, Inc.	31,000	2,393,200
Titan Machinery, Inc.(NON)	3,776	127,213
Toro Co. (The)	8,900	889,199
Toshiba Corp. (Japan)	4,100	168,604
Watts Water Technologies, Inc. Class A	478	92,813

		112,577,621
Communication services (1.6%)
ADTRAN, Inc.	6,084	138,898
American Tower Corp.(R)	27,739	8,113,658
AT&T, Inc.	84,600	2,081,160
Aviat Networks, Inc.(NON)	2,129	68,298
Cambium Networks Corp.(NON)	4,590	117,642
Charter Communications, Inc. Class A(NON)	6,244	4,070,901
Comcast Corp. Class A	153,312	7,716,193
EchoStar Corp. Class A(NON)	10,387	273,697
KDDI Corp. (Japan)	75,400	2,203,858
Koninklijke KPN NV (Netherlands)	305,616	949,886
Liberty Global PLC Class C (United Kingdom)(NON)	59,201	1,662,956
Liberty Latin America, Ltd. Class C (Chile)(NON)	14,076	160,466
Shenandoah Telecommunications Co.	4,365	111,308
SK Telecom Co., Ltd. (South Korea)	21,704	1,056,661
T-Mobile US, Inc.(NON)	16,654	1,931,531
Telstra Corp., Ltd. (Australia)	637,849	1,940,159
Verizon Communications, Inc.	227,410	11,816,224

		44,413,496
Communications equipment (—%)
Viavi Solutions, Inc.(NON)	5,849	103,059

		103,059
Computers (4.8%)
A10 Networks, Inc.	21,132	350,369
Agilysys, Inc.(NON)	1,614	71,758
Altair Engineering, Inc. Class A(NON)	1,292	99,897
Apple, Inc.	502,911	89,301,907
Avid Technology, Inc.(NON)	8,394	273,393
Brightcove, Inc.(NON)	6,402	65,428
Calix, Inc.(NON)	8,389	670,868
Cisco Systems, Inc./California	170,700	10,817,259
CommVault Systems, Inc.(NON)	6,535	450,392
CS Disco, Inc.(NON)	10,866	388,460
Digi International, Inc.(NON)	2,290	56,265
Dropbox, Inc. Class A(NON)	81,800	2,007,372
Extreme Networks, Inc.(NON)	33,109	519,811
Fortinet, Inc.(NON)	28,000	10,063,200
Fujitsu, Ltd. (Japan)	6,900	1,182,230
NetScout Systems, Inc.(NON)	3,087	102,118
OneSpan, Inc.(NON)	3,802	64,368
Qualys, Inc.(NON)	2,469	338,796
ServiceNow, Inc.(NON)	5,817	3,775,873
Snowflake, Inc. Class A(NON)	9,600	3,252,000
Sprout Social, Inc. Class A(NON)	6,047	548,402
Super Micro Computer, Inc.(NON)	2,197	96,558
Synopsys, Inc.(NON)	19,500	7,185,750
Tenable Holdings, Inc.(NON)	1,986	109,369
Xperi Holding Corp.	8,027	151,791

		131,943,634
Conglomerates (0.2%)
3M Co.	4,500	799,335
AMETEK, Inc.	23,800	3,499,552
General Electric Co.	7,430	701,912
SPX Corp.(NON)	2,743	163,702

		5,164,501
Consumer cyclicals (10.7%)
Abercrombie & Fitch Co. Class A(NON)	14,151	492,879
ABM Industries, Inc.	6,972	284,806
Allfunds Group PLC (United Kingdom)(NON)	61,651	1,214,000
Amadeus IT Holding SA Class A (Spain)(NON)	18,106	1,229,400
Amazon.com, Inc.(NON)	15,589	51,979,026
AMC Entertainment Holdings, Inc. Class A(NON)(S)	1,448	39,386
Aramark	67,022	2,469,761
Aristocrat Leisure, Ltd. (Australia)	39,112	1,240,454
Arrowhead Pharmaceuticals, Inc.(NON)	9,818	650,933
Beazer Homes USA, Inc.(NON)	8,453	196,279
Benefit One, Inc. (Japan)	4,500	193,081
Berkeley Group Holdings PLC (The) (United Kingdom)	7,638	493,659
BJ's Wholesale Club Holdings, Inc.(NON)(S)	60,007	4,018,668
Block, Inc. Class A(NON)	3,206	517,801
Bluegreen Vacations Holding Corp.(NON)	2,032	71,323
BlueLinx Holdings, Inc.(NON)	2,194	210,097
Booking Holdings, Inc.(NON)	400	959,692
Brambles, Ltd. (Australia)	81,471	630,213
Brunswick Corp.	18,400	1,853,432
Caleres, Inc.	12,254	277,921
Carriage Services, Inc.	3,633	234,111
CBIZ, Inc.(NON)	3,123	122,172
CIE Generale Des Etablissements Michelin SCA (France)	17,233	2,828,189
CK Hutchison Holdings, Ltd. (Hong Kong)	87,500	564,640
Cornerstone Building Brands, Inc.(NON)	5,638	98,327
CoStar Group, Inc.(NON)	5,000	395,150
CRA International, Inc.	1,003	93,640
Crocs, Inc.(NON)	590	75,650
Daiwa House Industry Co., Ltd. (Japan)	37,900	1,090,014
Dillard's, Inc. Class A	1,990	487,590
DraftKings, Inc. Class A(NON)(S)	47,674	1,309,605
Entain PLC (United Kingdom)(NON)	83,736	1,907,527
Entravision Communications Corp. Class A	17,846	120,996
Ethan Allen Interiors, Inc.	3,864	101,585
Exponent, Inc.	760	88,715
FactSet Research Systems, Inc.	1,200	583,212
Flutter Entertainment PLC (Ireland)(NON)	12,320	1,961,066
Ford Motor Co.	612,100	12,713,317
Forrester Research, Inc.(NON)	1,644	96,552
GAN, Ltd. (United Kingdom)(NON)	9,693	89,079
Gartner, Inc.(NON)	16,900	5,650,008
General Motors Co.(NON)	94,966	5,567,857
GMS, Inc.(NON)	5,081	305,419
Golden Entertainment, Inc.(NON)	3,142	158,765
Goodyear Tire & Rubber Co. (The)(NON)	29,108	620,583
Group 1 Automotive, Inc.	455	88,825
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(NON)(F)(RES)	2	—
Hermes International (France)	1,256	2,196,412
Hilton Worldwide Holdings, Inc.(NON)	21,785	3,398,242
Home Depot, Inc. (The)	9,127	3,787,796
Houghton Mifflin Harcourt Co.(NON)	22,413	360,849
ICF International, Inc.	911	93,423
iHeartMedia, Inc. Class A(NON)	22,428	471,885
Industria de Diseno Textil SA (Inditex) (Spain)	20,978	681,395
InterContinental Hotels Group PLC (United Kingdom)(NON)	23,407	1,514,742
International Game Technology PLC	20,482	592,135
Interpublic Group of Cos., Inc. (The)	49,500	1,853,775
JD Sports Fashion PLC (United Kingdom)	257,273	758,449
JELD-WEN Holding, Inc.(NON)	3,634	95,792
John Wiley & Sons, Inc. Class A	1,690	96,786
Kontoor Brands, Inc.	1,707	87,484
La Francaise des Jeux SAEM (France)	11,573	513,068
Laureate Education, Inc. Class A	21,906	268,129
Live Nation Entertainment, Inc.(NON)	22,199	2,656,998
LiveRamp Holdings, Inc.(NON)	8,302	398,081
Lululemon Athletica, Inc. (Canada)(NON)	8,339	3,264,302
LVMH Moet Hennessy Louis Vuitton SA (France)	3,909	3,235,437
Macy's, Inc.	26,131	684,110
MarineMax, Inc.(NON)	1,736	102,493
Marriott International, Inc./MD Class A(NON)	35,400	5,849,496
Masonite International Corp.(NON)	825	97,309
Mastercard, Inc. Class A	20,817	7,479,964
MasterCraft Boat Holdings, Inc.(NON)	2,608	73,885
Medifast, Inc.	460	96,338
Moncler SpA (Italy)	16,080	1,172,019
Movado Group, Inc.	2,268	94,870
New York Times Co. Class A	16,900	816,270
Nike, Inc. Class B	31,527	5,254,605
Nintendo Co., Ltd. (Japan)	4,800	2,238,902
Nitori Holdings Co., Ltd. (Japan)	8,400	1,256,212
O'Reilly Automotive, Inc.(NON)	21,305	15,046,230
OPAP SA (Greece)	91,348	1,296,876
Oxford Industries, Inc.	913	92,688
Pandora A/S (Denmark)	11,505	1,436,177
PayPal Holdings, Inc.(NON)	46,358	8,742,192
Pitney Bowes, Inc.	44,857	297,402
Porsche Automobil Holding SE (Preference) (Germany)	15,769	1,497,998
PROG Holdings, Inc.(NON)	2,155	97,212
Publicis Groupe SA (France)	29,064	1,958,890
PulteGroup, Inc.	80,901	4,624,301
QuinStreet, Inc.(NON)	8,972	163,201
Quotient Technology, Inc.(NON)	13,068	96,965
RE/MAX Holdings, Inc. Class A	2,155	65,706
Red Rock Resorts, Inc. Class A(S)	11,300	621,613
Ross Stores, Inc.(S)	8,800	1,005,664
Ryohin Keikaku Co., Ltd. (Japan)	17,700	269,923
Scholastic Corp.	1,898	75,844
SGS SA (Switzerland)	427	1,427,863
Signet Jewelers, Ltd.	6,691	582,318
Skyline Champion Corp.(NON)	6,993	552,307
Smith & Wesson Brands, Inc.	23,029	409,916
Sofina SA (Belgium)	607	298,542
Sonos, Inc.(NON)	18,560	553,088
Sony Group Corp. (Japan)	57,200	7,230,612
Stellantis NV (Italy)	113,767	2,160,196
Steven Madden, Ltd.	1,964	91,267
Tapestry, Inc.	99,600	4,043,760
Target Corp.	67,775	15,685,846
Tesla, Inc.(NON)	14,361	15,176,418
Thomson Reuters Corp. (Canada)	17,230	2,060,463
Tilly's, Inc. Class A	6,014	96,886
TJX Cos., Inc. (The)	123,101	9,345,828
Toyota Motor Corp. (Japan)	16,800	310,126
TRI Pointe Homes, Inc.(NON)	19,547	545,166
United Rentals, Inc.(NON)	7,893	2,622,765
Universal Music Group NV (Netherlands)	155,286	4,380,932
Vectrus, Inc.(NON)	1,229	56,251
Vera Bradley, Inc.(NON)	5,357	45,588
Vista Outdoor, Inc.(NON)	12,969	597,482
Visteon Corp.(NON)	4,826	536,362
Volkswagen AG (Preference) (Germany)	1,998	403,718
Volvo AB (Sweden)	71,711	1,663,776
Walmart, Inc.	151,684	21,947,158
Walt Disney Co. (The)(NON)	12,115	1,876,492
Wesfarmers, Ltd. (Australia)	52,851	2,280,496
World Fuel Services Corp.	8,890	235,318
Wyndham Hotels & Resorts, Inc.	12,200	1,093,730
Yamaha Motor Co., Ltd. (Japan)	79,000	1,895,054

		295,511,664
Consumer staples (4.6%)
ACCO Brands Corp.	9,789	80,857
Airbnb, Inc. Class A(NON)	14,020	2,334,190
Asahi Group Holdings, Ltd. (Japan)	32,100	1,245,766
Bloomin' Brands, Inc.(NON)	4,849	101,732
Cargurus, Inc.(NON)	14,633	492,254
Carlsberg A/S Class B (Denmark)	3,782	653,971
Cars.com, Inc.(NON)	9,864	158,712
ChannelAdvisor Corp.(NON)	3,423	84,480
Chipotle Mexican Grill, Inc.(NON)	1,566	2,737,760
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	4	536,435
Coca-Cola Co. (The)	137,300	8,129,533
Coca-Cola Europacific Partners PLC (United Kingdom)	39,450	2,206,438
Coca-Cola HBC AG (Switzerland)	70,146	2,425,873
Coles Group, Ltd. (Australia)	126,577	1,652,473
Colgate-Palmolive Co.	98,300	8,388,922
Copart, Inc.(NON)	26,200	3,972,444
CoreCivic, Inc.(NON)	18,991	189,340
Costco Wholesale Corp.	2,563	1,455,015
Darden Restaurants, Inc.	18,700	2,816,968
Diageo PLC (United Kingdom)	111,436	6,087,668
Edgewell Personal Care Co.	2,166	99,008
Estee Lauder Cos., Inc. (The) Class A	10,076	3,730,135
Ferguson PLC (United Kingdom)	13,299	2,359,013
G-III Apparel Group, Ltd.(NON)	3,268	90,328
Heidrick & Struggles International, Inc.	2,813	123,012
Herc Holdings, Inc.	544	85,163
Hostess Brands, Inc.(NON)	12,467	254,576
Imperial Brands PLC (United Kingdom)	70,794	1,548,982
Ingles Markets, Inc. Class A	1,978	170,781
Inter Parfums, Inc.	1,890	202,041
ITOCHU Corp. (Japan)	26,700	816,669
Itron, Inc.(NON)	8,315	569,744
Jeronimo Martins SGPS SA (Portugal)	81,418	1,863,157
John B. Sanfilippo & Son, Inc.	614	55,358
Keurig Dr Pepper, Inc.	87,649	3,230,742
Kforce, Inc.	2,693	202,567
Koninklijke Ahold Delhaize NV (Netherlands)	60,667	2,081,405
Korn Ferry	5,440	411,971
L'Oreal SA (France)	6,291	2,986,321
ManpowerGroup, Inc.	10,500	1,021,965
McDonald's Corp.	30,600	8,202,942
National Beverage Corp.	1,820	82,501
Nestle SA (Switzerland)	18,819	2,632,016
Netflix, Inc.(NON)	3,082	1,856,720
Nissin Food Products Co., Ltd. (Japan)	3,900	284,077
PepsiCo, Inc.	30,765	5,344,188
Perdoceo Education Corp.(NON)	13,477	158,490
Philip Morris International, Inc.	118,400	11,248,000
Primo Water Corp.	19,498	343,750
Procter & Gamble Co. (The)	84,246	13,780,961
Resideo Technologies, Inc.(NON)	3,445	89,673
Resources Connection, Inc.	3,039	54,216
Sally Beauty Holdings, Inc.(NON)	25,252	466,152
Simply Good Foods Co. (The)(NON)	7,842	325,992
Starbucks Corp.	29,100	3,403,827
Swedish Match AB (Sweden)	106,117	845,770
TriNet Group, Inc.(NON)	5,478	521,834
TrueCar, Inc.(NON)	14,725	50,065
Tyson Foods, Inc. Class A	11,900	1,037,204
Uber Technologies, Inc.(NON)	111,214	4,663,203
Unilever PLC (United Kingdom)	7,815	417,355
United Natural Foods, Inc.(NON)	9,831	482,505
Universal Corp./VA	1,876	103,030
USANA Health Sciences, Inc.(NON)	928	93,914
Vector Group, Ltd.	21,899	251,401
Veritiv Corp.(NON)	2,648	324,565
Yakult Honsha Co., Ltd. (Japan)	13,900	724,080
ZOZO, Inc. (Japan)	40,700	1,267,318

		126,709,518
Electronics (3.6%)
Advanced Micro Devices, Inc.(NON)	25,859	3,721,110
Agilent Technologies, Inc.	2,900	462,985
Alpha & Omega Semiconductor, Ltd.(NON)	9,368	567,326
Ambarella, Inc.(NON)	481	97,590
Brother Industries, Ltd. (Japan)	24,500	470,994
CEVA, Inc.(NON)	2,900	125,396
Cirrus Logic, Inc.(NON)	10,800	993,816
Garmin, Ltd.	24,400	3,322,548
Hoya Corp. (Japan)	33,400	4,952,369
Intel Corp.	15,800	813,700
Knowles Corp.(NON)	14,934	348,709
MACOM Technology Solutions Holdings, Inc.(NON)	7,377	577,619
Marvell Technology, Inc.	46,861	4,099,869
MinebeaMitsumi, Inc. (Japan)	78,400	2,225,747
National Instruments Corp.	22,900	1,000,043
nVent Electric PLC (United Kingdom)	15,700	596,600
NVIDIA Corp.	134,746	39,630,146
NXP Semiconductors NV	9,505	2,165,049
Omron Corp. (Japan)	10,200	1,016,352
Qualcomm, Inc.	123,260	22,540,556
Samsung Electronics Co., Ltd. (Preference) (South Korea)	36,293	2,172,375
Sanmina Corp.(NON)	2,442	101,245
Semtech Corp.(NON)	6,719	597,521
Shimadzu Corp. (Japan)	29,700	1,253,713
Synaptics, Inc.(NON)	2,142	620,130
Texas Instruments, Inc.	10,796	2,034,722
Thales SA (France)	26,250	2,235,444
Vishay Intertechnology, Inc.	4,502	98,459
Vontier Corp.	63,112	1,939,432

		100,781,565
Energy (1.8%)
Antero Resources Corp.(NON)	35,773	626,028
BP PLC (United Kingdom)	401,057	1,794,122
California Resources Corp.	12,162	519,439
Chevron Corp.	35,300	4,142,455
ConocoPhillips	68,684	4,957,611
CONSOL Energy, Inc.(NON)	4,407	100,083
DCC PLC (Ireland)	4,347	355,975
Denbury, Inc.(NON)	5,099	390,532
Enterprise Products Partners LP	76,543	1,680,884
EOG Resources, Inc.	12,909	1,146,706
Equinor ASA (Norway)	78,290	2,097,145
Exxon Mobil Corp.	121,353	7,425,590
Golar LNG, Ltd. (Norway)(NON)	8,109	100,471
Halliburton Co.	77,200	1,765,564
Marathon Petroleum Corp.	49,900	3,193,101
MWO Holdings, LLC (Units)(F)	89	227
NOW, Inc.(NON)	40,428	345,255
Oasis Petroleum, Inc.	7,686	968,359
Oceaneering International, Inc.(NON)	21,132	239,003
Ovintiv, Inc.	21,276	717,001
Reliance Industries, Ltd. 144A (India)	31,645	2,023,698
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	158,837	3,491,941
Royal Dutch Shell PLC Class B (United Kingdom)	263,271	5,781,430
Schlumberger, Ltd.	14,700	440,265
SM Energy Co.	18,807	554,430
SunCoke Energy, Inc.	16,522	108,880
Targa Resources Corp.	43,000	2,246,320
Valero Energy Corp.	47,476	3,565,922
Warrior Met Coal, Inc.	4,186	107,622

		50,886,059
Financials (9.5%)
3i Group PLC (United Kingdom)	59,754	1,171,952
Aflac, Inc.	38,800	2,265,532
AIA Group, Ltd. (Hong Kong)	174,800	1,762,232
Alexander & Baldwin, Inc.(R)	5,730	143,766
Allianz SE (Germany)	11,943	2,823,438
Allstate Corp. (The)	19,400	2,282,410
Ally Financial, Inc.	86,900	4,137,309
American Equity Investment Life Holding Co.	8,499	330,781
American International Group, Inc.	54,925	3,123,036
Ameriprise Financial, Inc.	18,100	5,460,046
Ameris Bancorp	1,870	92,902
AMERISAFE, Inc.	1,742	93,772
Apollo Global Management, Inc.	37,411	2,709,679
Apple Hospitality REIT, Inc.(R)	11,907	192,298
Argo Group International Holdings, Ltd. (Bermuda)	2,638	153,294
Armada Hoffler Properties, Inc.(R)	4,934	75,095
Associated Banc-Corp.	4,144	93,613
Assured Guaranty, Ltd.	67,104	3,368,621
Athene Holding, Ltd. Class A(NON)	36,400	3,033,212
Atlantic Union Bankshares Corp.	4,733	176,494
AvalonBay Communities, Inc.(R)	3,600	909,324
Aviva PLC (United Kingdom)	241,536	1,341,725
AXA SA (France)	154,557	4,607,593
Banco Bilbao Vizcaya Argenta (Spain)	327,726	1,958,859
Banco Latinoamericano de Comercio Exterior SA (Panama)	3,147	52,240
Bank Leumi Le-Israel BM (Israel)	176,075	1,894,437
Bank of America Corp.	226,978	10,098,251
Bank of Ireland Group PLC (Ireland)(NON)	346,745	1,968,318
Banner Corp.	2,302	139,662
BGC Partners, Inc. Class A	59,136	274,982
Blucora, Inc.(NON)	5,615	97,252
BNP Paribas SA (France)	30,804	2,131,225
BOC Hong Kong Holdings, Ltd. (Hong Kong)	240,000	786,571
Boston Properties, Inc.(R)	24,516	2,823,753
BrightSpire Capital, Inc.(R)	8,545	87,672
Brixmor Property Group, Inc.(R)	37,000	940,170
Brookline Bancorp, Inc.	5,927	95,958
Byline Bancorp, Inc.	1,929	52,758
Capital One Financial Corp.	22,964	3,331,847
Cathay General Bancorp	6,678	287,087
CBRE Group, Inc. Class A(NON)	38,400	4,166,784
CBTX, Inc.	1,867	54,143
Central Pacific Financial Corp.	3,019	85,045
CIT Group, Inc.	9,975	512,117
Citigroup, Inc.	343,893	20,767,698
City Office REIT, Inc. (Canada)(R)	6,022	118,754
CK Asset Holdings, Ltd. (Hong Kong)	240,159	1,514,486
CNO Financial Group, Inc.	17,507	417,367
ConnectOne Bancorp, Inc.	2,166	70,850
Corporate Office Properties Trust(R)	3,389	94,790
Cowen, Inc. Class A	2,622	94,654
CubeSmart(R)	52,900	3,010,539
Cushman & Wakefield PLC(NON)	22,409	498,376
Customers Bancorp, Inc.(NON)	7,966	520,737
CVB Financial Corp.	10,206	218,510
Dai-ichi Life Holdings, Inc. (Japan)	52,200	1,054,609
DBS Group Holdings, Ltd. (Singapore)	92,000	2,227,435
Deutsche Boerse AG (Germany)	16,007	2,680,745
Dexus Property Group (Australia)(R)	73,302	593,210
Discover Financial Services	4,100	473,796
Eagle Bancorp, Inc.	1,633	95,269
East West Bancorp, Inc.	21,200	1,668,016
EastGroup Properties, Inc.(R)	3,309	753,956
Employers Holdings, Inc.	2,328	96,333
Enova International, Inc.(NON)	6,272	256,901
Enstar Group, Ltd.(NON)	798	197,577
Enterprise Financial Services Corp.	3,633	171,078
Equitable Holdings, Inc.	81,300	2,665,827
Equity Lifestyle Properties, Inc.(R)	10,400	911,664
Essent Group, Ltd.	12,737	579,916
Essential Properties Realty Trust, Inc.(R)	15,713	453,006
Fidelity National Financial, Inc.	38,800	2,024,584
First BanCorp/Puerto Rico (Puerto Rico)	36,296	500,159
First Busey Corp.	3,898	105,714
First Commonwealth Financial Corp.	6,049	97,328
First Financial Corp./IN	1,161	52,582
First Foundation, Inc.	2,793	69,434
First Industrial Realty Trust, Inc.(R)	23,100	1,529,220
Flushing Financial Corp.	2,136	51,905
Four Corners Property Trust, Inc.(R)	3,319	97,612
Franklin Street Properties Corp.(R)	13,093	77,903
Fulton Financial Corp.	16,438	279,446
Gaming and Leisure Properties, Inc.(R)	102,378	4,981,714
Genworth Financial, Inc. Class A(NON)	65,984	267,235
Gjensidige Forsikring ASA (Norway)	12,112	294,323
Goldman Sachs Group, Inc. (The)	53,699	20,542,552
Goodman Group (Australia)(R)	114,351	2,208,148
Granite Point Mortgage Trust, Inc.(R)	7,665	89,757
Hana Financial Group, Inc. (South Korea)	33,221	1,169,884
Hancock Whitney Corp.	7,568	378,551
Hanmi Financial Corp.	3,186	75,444
Heartland Financial USA, Inc.	3,131	158,460
Hilltop Holdings, Inc.	7,694	270,367
HomeStreet, Inc.	3,549	184,548
Hope Bancorp, Inc.	14,783	217,458
Horace Mann Educators Corp.	3,239	125,349
Horizon Bancorp, Inc./IN	3,049	63,572
Iida Group Holdings Co., Ltd. (Japan)	20,500	475,610
Independent Bank Corp./MI	1,785	42,608
Industrial Logistics Properties Trust(R)	12,369	309,843
International Bancshares Corp.	2,172	92,071
Investor AB Class B (Sweden)	79,130	1,994,407
Invitation Homes, Inc.(R)	21,400	970,276
Israel Discount Bank, Ltd. Class A (Israel)	137,751	927,807
Jones Lang LaSalle, Inc.(NON)	7,900	2,127,786
JPMorgan Chase & Co.	194,806	30,847,530
Kennedy-Wilson Holdings, Inc.	8,241	196,795
KeyCorp	63,829	1,476,365
Lamar Advertising Co. Class A(R)	12,100	1,467,730
LendingClub Corp.(NON)	18,227	440,729
Life Storage, Inc.(R)	14,800	2,267,064
Link REIT (The) (Hong Kong)(R)	14,400	126,857
LPL Financial Holdings, Inc.	10,800	1,728,972
Meta Financial Group, Inc.	4,805	286,666
MetLife, Inc.	141,100	8,817,339
MFA Financial, Inc.(R)	68,739	313,450
Mitsubishi UFJ Financial Group, Inc. (Japan)	414,600	2,252,500
Mizrahi Tefahot Bank, Ltd. (Israel)	4,181	161,379
Moelis & Co. Class A	1,520	95,015
Morgan Stanley	22,600	2,218,416
Mr. Cooper Group, Inc.(NON)	12,914	537,352
National Bank Holdings Corp. Class A	3,043	133,709
National Health Investors, Inc.(R)	1,679	96,492
National Storage Affiliates Trust(R)	8,888	615,050
Navient Corp.	26,316	558,426
NBT Bancorp, Inc.	2,482	95,607
Network International Holdings PLC (United Arab Emirates)(NON)	327,212	1,294,147
New York Mortgage Trust, Inc.(R)	24,371	90,660
Nicolet Bankshares, Inc.(NON)	540	46,305
NN Group NV (Netherlands)	3,107	168,412
OceanFirst Financial Corp.	4,849	107,648
OFG Bancorp (Puerto Rico)	5,467	145,204
OneMain Holdings, Inc.	31,900	1,596,276
Oportun Financial Corp.(NON)	2,430	49,208
Orion Office REIT, Inc.(NON)(S)	38,700	722,529
Outfront Media, Inc.(R)	19,877	533,101
Partners Group Holding AG (Switzerland)	1,288	2,137,950
PennyMac Financial Services, Inc.	7,415	517,419
Peoples Bancorp, Inc.	1,634	51,978
Piedmont Office Realty Trust, Inc. Class A(R)	16,667	306,339
Piper Sandler Cos.	1,541	275,084
PNC Financial Services Group, Inc. (The)	20,909	4,192,673
Preferred Bank	1,387	99,573
ProAssurance Corp.	4,428	112,028
Prudential PLC (United Kingdom)	79,664	1,374,283
PS Business Parks, Inc.(R)	1,752	322,666
Public Storage(R)	2,900	1,086,224
QCR Holdings, Inc.	1,120	62,720
Radian Group, Inc.	17,076	360,816
Realogy Holdings Corp.(NON)	23,590	396,548
Redwood Trust, Inc.(R)	19,611	258,669
Reinsurance Group of America, Inc.	5,100	558,399
Retail Opportunity Investments Corp.(R)	20,113	394,215
RMR Group, Inc. (The) Class A	1,837	63,707
RPT Realty(R)	11,609	155,328
S&T Bancorp, Inc.	1,666	52,512
Safety Insurance Group, Inc.	1,314	111,729
Sberbank of Russia PJSC ADR (Russia)	65,321	1,048,402
Sculptor Capital Management, Inc.	4,881	104,209
SEI Investments Co.	11,300	688,622
Selective Insurance Group, Inc.	1,182	96,853
Simon Property Group, Inc.(R)	3,200	511,264
SITE Centers Corp.(R)	5,904	93,460
Skandinaviska Enskilda Banken AB (Sweden)	88,961	1,238,988
SLM Corp.	90,900	1,788,003
Spirit of Texas Bancshares, Inc.	1,780	51,228
State Street Corp.	22,761	2,116,773
Stewart Information Services Corp.	3,501	279,135
Sumitomo Mitsui Financial Group, Inc. (Japan)	62,400	2,132,916
Sumitomo Realty & Development Co., Ltd. (Japan)	9,000	264,715
Sunstone Hotel Investors, Inc.(NON)(R)	45,289	531,240
SVB Financial Group(NON)	2,400	1,627,776
Synchrony Financial	94,000	4,360,660
Terreno Realty Corp.(R)	1,196	102,007
TPG RE Finance Trust, Inc.(R)	4,127	50,845
Two Harbors Investment Corp.(R)	15,407	88,898
UBS Group AG (Switzerland)	133,810	2,411,282
UMB Financial Corp.	3,701	392,713
UniCredit SpA (Italy)	88,774	1,368,881
United Overseas Bank, Ltd. (Singapore)	89,300	1,783,296
Unum Group	38,500	945,945
Urban Edge Properties(R)	5,175	98,325
Valley National Bancorp	6,621	91,039
Virtus Investment Partners, Inc.	1,137	337,803
Visa, Inc. Class A	29,640	6,423,284
W.R. Berkley Corp.	17,700	1,458,303
Washington Federal, Inc.	5,872	196,007
WesBanco, Inc.	5,439	190,311
Zurich Insurance Group AG (Switzerland)	1,415	621,780

		263,119,767
Government (—%)
Poste Italiane SpA (Italy)	25,893	340,190

		340,190
Health care (8.7%)
10x Genomics, Inc. Class A(NON)	18,100	$2,696,176
2seventy bio, Inc.(NON)	3,628	92,986
Abbott Laboratories	94,300	13,271,782
AbbVie, Inc.	71,693	9,707,232
Abcam PLC (United Kingdom)(NON)	44,484	1,043,462
Accuray, Inc.(NON)	25,689	122,537
Agenus, Inc.(NON)	106,664	343,458
Alector, Inc.(NON)	11,566	238,838
Align Technology, Inc.(NON)	13,800	9,069,084
Alkermes PLC(NON)	15,967	371,392
Allscripts Healthcare Solutions, Inc.(NON)	5,565	102,674
AmerisourceBergen Corp.	20,100	2,671,089
Amgen, Inc.	3,500	787,395
AMN Healthcare Services, Inc.(NON)	5,436	664,986
AnaptysBio, Inc.(NON)	3,063	106,439
Anavex Life Sciences Corp.(NON)	5,215	90,428
AngioDynamics, Inc.(NON)	3,626	100,005
Anthem, Inc.	12,814	5,939,802
Arbutus Biopharma Corp.(NON)	28,101	109,313
Arena Pharmaceuticals, Inc.(NON)	1,873	174,077
Arvinas, Inc.(NON)	551	45,259
AstraZeneca PLC (United Kingdom)	24,404	2,866,520
AstraZeneca PLC ADR (United Kingdom)	71,979	4,192,777
AtriCure, Inc.(NON)	2,313	160,823
Avanos Medical, Inc.(NON)	3,051	105,778
Bio-Techne Corp.	2,000	1,034,680
BioCryst Pharmaceuticals, Inc.(NON)	8,392	116,229
Biogen, Inc.(NON)	17,800	4,270,576
Bluebird Bio, Inc.(NON)	39,577	395,374
Boston Scientific Corp.(NON)	18,700	794,376
Bristol-Myers Squibb Co.	269,700	16,815,795
Brookdale Senior Living, Inc.(NON)	15,769	81,368
Cara Therapeutics, Inc.(NON)	16,316	198,729
Cerevel Therapeutics Holdings, Inc.(NON)	2,999	97,228
Chimerix, Inc.(NON)	15,509	99,723
Chinook Therapeutics, Inc.(NON)	5,931	96,735
Computer Programs and Systems, Inc.(NON)	3,119	91,387
Crinetics Pharmaceuticals, Inc.(NON)	5,077	144,238
Danaher Corp.	23,741	7,811,027
DexCom, Inc.(NON)	5,088	2,732,002
Eagle Pharmaceuticals, Inc./DE(NON)	1,788	91,045
Edwards Lifesciences Corp.(NON)	49,800	6,451,590
Eli Lilly and Co.	13,276	3,667,097
Enanta Pharmaceuticals, Inc.(NON)	5,277	394,614
FibroGen, Inc.(NON)	22,776	321,142
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	13,251	297,156
Fulgent Genetics, Inc.(NON)(S)	5,979	601,428
Getinge AB Class B (Sweden)	20,959	916,414
Glaukos Corp.(NON)	2,263	100,568
GlaxoSmithKline PLC (United Kingdom)	79,428	1,727,252
Gritstone bio, Inc.(NON)	8,760	112,654
HCA Healthcare, Inc.	20,602	5,293,066
ICON PLC (Ireland)(NON)	6,139	1,901,248
IDEXX Laboratories, Inc.(NON)	4,218	2,777,384
IGM Biosciences, Inc.(NON)	1,871	54,876
ImmunityBio, Inc.(NON)	16,490	100,259
ImmunoGen, Inc.(NON)	42,076	312,204
Inari Medical, Inc.(NON)	1,173	107,060
Incyte Corp.(NON)	54,100	3,970,940
Inogen, Inc.(NON)	2,965	100,810
Inspire Medical Systems, Inc.(NON)	2,894	665,794
Integer Holdings Corp.(NON)	1,123	96,118
Intercept Pharmaceuticals, Inc.(NON)(S)	5,799	94,466
Ipsen SA (France)	3,850	352,849
IQVIA Holdings, Inc.(NON)	31,336	8,841,139
iTeos Therapeutics, Inc.(NON)	7,780	362,237
IVERIC bio, Inc.(NON)	21,107	352,909
Johnson & Johnson	30,031	5,137,403
Jounce Therapeutics, Inc.(NON)	10,107	84,393
Laboratory Corp. of America Holdings(NON)	5,300	1,665,313
LivaNova PLC (United Kingdom)(NON)	1,171	102,381
Lonza Group AG (Switzerland)	6,494	5,427,821
MacroGenics, Inc.(NON)	6,854	110,007
McKesson Corp.	50,440	12,537,871
Medpace Holdings, Inc.(NON)	457	99,461
Medtronic PLC	48,300	4,996,635
Merck & Co., Inc.	185,579	14,222,775
Merck KGaA (Germany)	18,621	4,812,400
Meridian Bioscience, Inc.(NON)	4,799	97,900
Moderna, Inc.(NON)	18,600	4,724,028
ModivCare, Inc.(NON)	678	100,541
Molina Healthcare, Inc.(NON)	7,600	2,417,408
Natus Medical, Inc.(NON)	2,685	63,715
NextGen Healthcare, Inc.(NON)	7,100	126,309
NGM Biopharmaceuticals, Inc.(NON)	5,144	91,100
Novartis AG (Switzerland)	43,192	3,805,371
Novo Nordisk A/S Class B (Denmark)	33,516	3,771,291
Option Care Health, Inc.(NON)	15,264	434,108
Ortho Clinical Diagnostics Holdings PLC(NON)	13,660	292,187
Orthofix Medical, Inc. (Netherlands)(NON)	2,347	72,968
Oxford Nanopore Technologies PLC (United Kingdom)(NON)	86,249	814,861
Precision BioSciences, Inc.(NON)	10,097	74,718
Protagonist Therapeutics, Inc.(NON)	2,859	97,778
Prothena Corp. PLC (Ireland)(NON)	2,129	105,173
Radius Health, Inc.(NON)	11,232	77,725
RAPT Therapeutics, Inc.(NON)	3,887	142,770
Regeneron Pharmaceuticals, Inc.(NON)	13,117	8,283,648
Relay Therapeutics, Inc.(NON)(S)	12,304	377,856
Roche Holding AG (Switzerland)	11,967	4,978,808
Sabra Health Care REIT, Inc.(R)	6,934	93,886
Sanofi (France)	24,708	2,491,760
Sartorius Stedim Biotech (France)	1,830	1,005,058
Select Medical Holdings Corp.	13,792	405,485
Seres Therapeutics, Inc.(NON)	38,497	320,680
Service Corp. International	12,800	908,672
Shockwave Medical, Inc.(NON)	2,350	419,076
Sonic Healthcare, Ltd. (Australia)	53,278	1,809,749
STAAR Surgical Co.(NON)	6,268	572,268
Surmodics, Inc.(NON)	1,395	67,169
Tenet Healthcare Corp.(NON)	9,330	762,168
Thermo Fisher Scientific, Inc.	8,092	5,399,306
Tivity Health, Inc.(NON)	4,523	119,588
Travere Therapeutics, Inc.(NON)	10,136	314,621
UnitedHealth Group, Inc.	10,557	5,301,092
Vanda Pharmaceuticals, Inc.(NON)	7,809	122,523
Vertex Pharmaceuticals, Inc.(NON)	35,900	7,883,640
Veru, Inc.(NON)	15,182	89,422
Vir Biotechnology, Inc.(NON)	13,306	557,122
Xencor, Inc.(NON)	4,830	193,780
Zentalis Pharmaceuticals, Inc.(NON)	5,556	467,037

		239,368,923
Semiconductor (0.5%)
Applied Materials, Inc.	22,600	3,556,336
ASML Holding NV (Netherlands)	4,088	3,289,114
Axcelis Technologies, Inc.(NON)	7,886	587,980
MaxLinear, Inc. Class A(NON)	8,839	666,372
Renesas Electronics Corp. (Japan)(NON)	158,600	1,947,482
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	100,000	2,214,276
Tokyo Electron, Ltd. (Japan)	2,200	1,259,401

		13,520,961
Software (5.7%)
Adobe, Inc.(NON)	32,038	18,167,468
American Software, Inc./GA Class A	4,077	106,695
Atlassian Corp PLC Class A (Australia)(NON)	15,100	5,757,479
Benefitfocus, Inc.(NON)	4,917	52,415
Blackbaud, Inc.(NON)	1,255	99,120
Cadence Design Systems, Inc.(NON)	64,268	11,976,342
Domo, Inc. Class B(NON)	9,233	457,957
Donnelley Financial Solutions, Inc.(NON)	6,301	297,029
Electronic Arts, Inc.	6,100	804,590
Intapp, Inc.(NON)	3,720	93,595
Intuit, Inc.	34,859	22,422,006
Manhattan Associates, Inc.(NON)	9,200	1,430,508
Microsoft Corp.	239,315	80,486,422
Oracle Corp.	36,891	3,217,264
Oracle Corp. (Japan)	23,500	1,784,161
Progress Software Corp.	1,936	93,451
Sage Group PLC (The) (United Kingdom)	124,072	1,431,836
Square Enix Holdings Co., Ltd. (Japan)	21,500	1,102,859
Tata Consultancy Services, Ltd. (India)	42,002	2,112,586
Veeva Systems, Inc. Class A(NON)	23,200	5,927,136
Verint Systems, Inc.(NON)	1,965	103,182
Workday, Inc. Class A(NON)	3,600	983,448

		158,907,549
Technology (—%)
SoftBank Group Corp. (Japan)	26,100	1,233,208

		1,233,208
Technology services (5.4%)
Accenture PLC Class A	63,516	26,330,558
Alphabet, Inc. Class A(NON)	16,213	46,969,710
Alphabet, Inc. Class C(NON)	5,947	17,208,180
Bottomline Technologies (de), Inc.(NON)	6,843	386,424
Capgemini SE (France)	15,921	3,906,165
CSG Systems International, Inc.	3,463	199,538
DocuSign, Inc.(NON)	30,731	4,680,639
Fidelity National Information Services, Inc.	66,105	7,215,361
HealthStream, Inc.(NON)	1,694	44,654
Kyndryl Holdings, Inc.(NON)	1,220	22,082
Meta Platforms, Inc. Class A(NON)	48,220	16,218,797
Mimecast, Ltd.(NON)	7,784	619,373
Nomura Research Institute, Ltd. (Japan)	42,600	1,814,140
Palo Alto Networks, Inc.(NON)	8,261	4,599,394
Pinterest, Inc. Class A(NON)	157,300	5,717,855
Roku, Inc.(NON)(S)	21,600	4,929,120
Salesforce.com, Inc.(NON)	15,475	3,932,662
SCSK Corp. (Japan)	16,200	322,407
Yandex NV Class A (Russia)(NON)	9,576	579,348
Zebra Technologies Corp. Class A(NON)	5,600	3,333,120
Ziff Davis, Inc.(NON)	857	95,007

		149,124,534
Transportation (1.4%)
A. P. Moeller-Maersck A/S Class B (Denmark)	181	649,788
ArcBest Corp.	5,071	607,759
Arlo Technologies, Inc.(NON)	11,414	119,733
Covenant Logistics Group, Inc.(NON)	3,003	79,369
CSX Corp.	208,600	7,843,360
Deutsche Post AG (Germany)	77,004	4,956,806
Dorian LPG, Ltd.	7,709	97,827
Genco Shipping & Trading, Ltd.	14,599	233,584
Hub Group, Inc. Class A(NON)	3,657	308,066
Matson, Inc.	5,607	504,798
Nippon Yusen KK (Japan)	23,800	1,812,756
Ryder System, Inc.	11,800	972,674
Safe Bulkers, Inc. (Monaco)(NON)	25,615	96,569
Saia, Inc.(NON)	2,190	738,096
SFL Corp., Ltd. (Norway)	22,586	184,076
Southwest Airlines Co.(NON)	85,035	3,642,899
Teekay Corp. (Bermuda)(NON)	16,188	50,830
Union Pacific Corp.	50,407	12,699,036
United Parcel Service, Inc. Class B	7,600	1,628,984
Yamato Holdings Co., Ltd. (Japan)	28,900	677,722

		37,904,732
Utilities and power (2.0%)
AES Corp. (The)	145,900	3,545,370
ALLETE, Inc.	5,149	341,636
Ameren Corp.	20,850	1,855,859
American Electric Power Co., Inc.	92,081	8,192,447
Avista Corp.	6,722	285,618
Black Hills Corp.	5,439	383,830
California Water Service Group	4,684	336,592
CLP Holdings, Ltd. (Hong Kong)	122,000	1,232,136
E.ON SE (Germany)	35,870	497,897
Electricite De France SA (France)	72,621	854,074
Energias de Portugal (EDP) SA (Portugal)	219,282	1,206,321
Exelon Corp.	218,341	12,611,376
FirstEnergy Corp.	22,100	919,139
Fortum OYJ (Finland)	65,560	2,014,535
Kinder Morgan, Inc.	140,500	2,228,330
Northwest Natural Holding Co.	4,076	198,827
NRG Energy, Inc.	102,613	4,420,568
Osaka Gas Co., Ltd. (Japan)	29,300	485,180
Otter Tail Corp.	2,159	154,196
PNM Resources, Inc.	12,117	552,656
Portland General Electric Co.	7,939	420,132
Public Service Enterprise Group, Inc.	13,000	867,490
SJW Group	2,395	175,314
Southern Co. (The)	92,800	6,364,224
SSE PLC (United Kingdom)	96,991	2,164,843
Suez SA (France)	20,742	467,808
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	17,082
Tokyo Gas Co., Ltd. (Japan)	89,200	1,603,300
Unitil Corp.	1,408	64,735

		54,461,515

Total common stocks (cost $1,259,608,287)		$1,863,652,440

CORPORATE BONDS AND NOTES (14.1%)(a)
		Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$275,000	$378,813
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	82,831
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		90,000	89,952
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		192,000	207,600
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		180,000	189,900
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	113,872
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		155,000	163,525
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		230,000	230,583
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		350,000	341,496
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,314,000	1,580,086
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		170,000	155,797
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		360,000	381,179
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		95,000	97,019
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	252,188
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		100,000	99,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		460,000	473,202
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		390,000	405,113
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		120,000	128,700
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		265,000	277,919
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		145,000	182,278
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		505,000	517,625
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		1,100,000	1,065,265
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		150,000	151,605
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	153,838
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		200,000	196,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		90,000	89,888
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		60,000	63,623
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		270,000	273,788
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	523,952
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		195,000	190,613
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		145,000	151,888
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		185,000	190,088
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	594,331
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		105,000	110,000
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		278,000	272,596
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	176,490
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25		$240,000	248,426
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		220,000	224,385
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	77,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		60,000	60,550
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		235,000	237,938
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	194,060
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		50,000	50,203
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	49,688
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		160,000	168,200
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		50,000	50,438
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		143,000	189,969
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	826,037
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	262,834
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	253,500
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		50,000	49,625
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		90,000	86,400
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		170,000	158,950
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	616,669
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		14,000	14,096
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		210,000	218,400
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		275,000	273,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		260,000	265,200
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		400,000	399,500
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		260,000	271,302
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51		1,657,000	1,595,838
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41		828,000	805,534
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	956,620
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	217,123
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		135,000	189,925
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		210,000	221,054
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		165,000	169,476
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		190,000	194,513

			20,150,471
Capital goods (0.7%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26		200,000	204,000
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	117,000
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	364,525
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	176,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	174,250
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		400,000	412,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	250,512
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	289,161
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		994,000	972,649
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		786,000	1,090,720
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		350,000	362,985
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		20,000	20,838
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		135,000	140,050
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		90,000	90,273
Canpack SA/Canpack US, LLC 144A company guaranty sr. unsec. notes 3.875%, 11/15/29 (Poland)		235,000	229,125
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)		265,000	265,000
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	150,840
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	180,938
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		510,000	512,264
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		245,000	247,506
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		140,000	138,600
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		60,000	60,600
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	49,000
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		235,000	244,400
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		215,000	233,813
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		150,000	154,500
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	376,158
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		555,000	555,746
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		300,000	315,000
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	668,436
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		280,000	339,303
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		145,000	138,392
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		491,000	533,937
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		368,000	413,049
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29		265,000	261,025
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	120,300
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		240,000	240,000
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		480,000	464,400
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,246,804
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	296,412
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		345,000	339,394
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		320,000	324,600
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		255,000	270,300
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		300,000	291,150
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		275,000	278,620
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		135,000	170,456
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	1,135,321
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		70,000	71,400
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		235,000	239,406
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	549,713
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		340,000	362,525
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		115,000	118,163
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		30,000	30,450
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		180,000	184,946
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		310,000	319,300
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	236,011
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		155,000	154,485
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		545,000	566,459
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		200,000	214,250
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		115,000	116,150
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	632,581
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		455,000	452,725
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		240,000	263,100

			20,422,816
Communication services (1.7%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		255,000	274,125
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		375,000	358,125
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	198,000
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	195,090
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		1,636,000	1,640,976
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		445,000	456,053
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		990,000	1,020,372
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,736,000	2,745,928
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		2,977,000	2,911,631
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		158,000	152,679
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,125,000	1,358,590
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		165,000	169,744
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		168,000	173,076
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,860,000	2,007,191
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		175,000	182,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		115,000	117,667
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28		380,000	407,088
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		465,000	453,699
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		987,000	1,347,834
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	817,333
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		345,000	333,541
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		174,000	203,221
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		329,000	381,226
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		1,144,000	1,311,357
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		885,000	916,585
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		23,000	33,019
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		945,000	1,002,739
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		60,000	63,973
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		593,000	633,219
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.987%, 11/1/63		199,000	188,856
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51		109,000	105,510
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	84,000
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		592,000	552,683
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	467,273
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		530,000	576,690
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		697,000	748,764
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		670,000	717,778
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		470,000	488,800
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		415,000	445,088
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	632,256
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		100,000	102,371
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		150,000	158,250
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	169,498
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	213,850
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	212,100
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	116,815
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		275,000	308,000
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	279,589
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,835,000	1,900,987
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		120,000	126,900
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		335,000	348,400
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		175,000	178,500
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		240,000	237,600
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		120,000	114,000
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		510,000	578,436
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,087,000	1,375,055
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		255,000	306,153
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		878,000	966,898
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,315,000	1,275,959
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		126,000	137,812
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,228,000	1,329,802
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		384,000	382,070
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	153,078
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		15,000	15,610
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	75,432
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		110,000	108,350
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		245,000	257,863
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		400,000	517,170
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,385,000	1,665,886
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		1,289,000	1,397,556
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		645,000	650,749
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		720,000	935,613
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	948,563
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,323,000	2,638,824
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		640,000	659,200
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	154,125

			47,870,843
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity		217,000	214,830

			214,830
Consumer cyclicals (1.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		205,000	201,925
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		540,000	578,475
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	338,802
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,555,000	1,679,433
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		932,000	945,921
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30		255,000	247,113
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26(PIK)		120,000	118,567
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25		90,000	95,850
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		120,000	122,788
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		110,000	109,450
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	25,943
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		45,000	45,844
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		320,000	308,644
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		205,000	202,438
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		125,000	154,375
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		255,000	288,788
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	35,380
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		110,000	124,575
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		355,000	350,563
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		770,000	789,250
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		536,000	599,059
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		570,000	666,169
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		120,000	122,400
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		235,000	239,700
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		55,000	58,934
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		110,000	114,818
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		240,000	240,168
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		85,000	85,000
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		160,000	159,200
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		275,000	276,719
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	53,000
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		245,000	248,063
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	248,625
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		160,000	165,562
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		170,000	181,900
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		175,000	186,813
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		370,000	351,500
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,230,000	1,201,051
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		300,000	150,000
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		510,000	522,323
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,764,014
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		230,000	224,702
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		195,000	192,894
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32		75,000	76,633
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		715,000	777,563
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		220,000	249,975
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	258,000
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		315,000	338,877
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		275,000	288,750
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		170,000	162,350
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		240,000	243,600
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		60,000	60,663
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		245,000	335,351
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		95,000	117,539
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,347,000	1,454,448
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		288,000	310,448
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		110,000	116,854
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		72,000	73,307
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		265,000	272,619
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		292,000	314,830
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		150,000	157,071
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		190,000	195,700
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		795,000	801,103
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		763,000	829,523
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		467,807	493,536
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		196,000	226,626
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,670,000	1,814,038
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,421,000	1,629,428
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	118,006
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		95,000	99,513
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		260,000	260,325
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		170,000	168,088
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		792,000	896,291
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		270,000	275,300
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		150,000	152,625
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		95,000	95,950
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		145,000	149,713
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	131,250
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	94,388
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		115,000	113,706
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		330,000	347,078
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		250,000	254,613
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		170,000	176,163
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		45,000	46,148
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		300,000	297,000
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		305,000	302,667
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		435,000	381,521
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		1,030,000	1,001,566
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		230,000	237,475
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		175,000	176,750
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		170,000	172,712
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		170,000	175,525
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		125,000	122,968
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		125,000	123,438
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		870,000	932,742
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	270,300
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	115,847
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		230,000	239,775
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		315,000	449,663
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	70,700
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		200,000	205,000
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		105,000	108,437
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		200,000	186,603
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		268,000	282,961
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		290,000	327,700
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	418,125
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	117,150
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		345,000	359,663
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		120,000	119,700
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	129,838
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		140,000	142,275
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	120,815
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	207,202
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		120,000	113,700
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		1,105,000	1,083,397
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		370,000	372,068
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,020,000	1,056,975
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	160,231
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		240,000	256,306
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		180,000	185,175
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		115,000	120,606
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		220,000	217,250
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		90,000	86,696
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		160,000	164,704
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	20,650
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		155,000	157,906
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		80,000	80,656
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		230,000	231,311
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		885,000	869,881
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	203,975
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		50,000	55,000
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	128,513
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		350,000	378,270
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		220,000	233,475
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		130,000	141,538
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		135,000	144,281
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		240,000	258,600
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		120,000	121,200
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		280,000	288,400
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		205,000	227,777
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		376,000	391,539
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		152,000	164,111
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	142,800
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	684,295
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		310,000	323,175
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		215,000	224,138
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		295,000	301,584
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		295,000	299,425
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	73,413

			47,553,866
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	157,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		170,000	173,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		210,000	212,100
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		70,000	75,580
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		310,000	325,326
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	213,500
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		525,000	726,315
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		1,199,000	1,466,185
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		629,000	732,116
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	271,575
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		580,000	564,742
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	1,035,700
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		85,000	84,921
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		35,000	35,313
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		25,482	28,974
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		352,000	425,598
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		390,000	574,553
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	625,729
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		380,000	390,925
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		195,000	202,800
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		400,000	400,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	126,956
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	704,973
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		1,193,000	1,175,589
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		457,000	519,733
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	144,725
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46		306,000	358,326
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		227,000	277,698
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		205,000	214,420
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49		575,000	722,167
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		170,000	184,025
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		265,000	270,300
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		111,000	115,440
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		100,000	97,125
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	50,500
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		773,000	804,229
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	155,388
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		585,000	591,136
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		1,545,000	1,526,284
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	994,779
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$205,000	233,700
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		1,108,000	1,332,370
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	935,838
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		10,000	11,875
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		873,000	1,018,136
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	147,150
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		215,000	234,405
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		450,000	465,975
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		189,000	192,780
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		134,000	137,752
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		215,000	226,825
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		240,000	241,200
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		120,000	119,550
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		115,000	124,488

			23,178,389
Energy (1.0%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		130,000	143,265
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		94,000	107,026
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	120,990
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		125,000	141,250
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		100,000	109,000
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		80,000	85,900
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		145,000	157,759
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	735,025
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	85,209
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	939,997
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		290,000	285,650
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		110,000	118,800
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		170,000	171,700
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		190,000	256,975
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	377,400
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		255,000	249,900
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		89,000	92,560
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		219,000	247,102
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		175,000	183,566
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		185,000	186,388
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		55,000	56,719
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	246,000
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	222,343
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27		140,000	153,467
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	194,031
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		205,000	221,615
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		320,000	329,750
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		240,000	282,629
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		2,085,000	2,039,662
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29		200,000	207,500
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		115,000	130,525
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	407,556
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	238,185
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	168,000
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		95,000	119,161
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		390,000	411,304
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		95,000	98,800
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		70,000	71,663
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		325,000	337,594
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		400,000	426,354
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		125,000	132,254
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		305,000	317,200
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		915,000	930,531
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		125,000	160,625
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	27,688
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		235,000	308,015
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	31,415
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	223,869
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		95,000	94,288
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	278,100
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		320,000	318,800
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		135,000	125,132
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		73,000	75,190
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		100,000	92,500
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		25,000	25,875
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		120,000	125,700
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		155,000	191,813
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	72,900
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		865,000	1,063,950
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		300,000	382,502
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		75,000	96,500
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	267,220
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		75,000	98,182
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		65,000	86,434
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		215,000	204,519
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	207,886
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		312,000	289,380
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		97,000	104,639
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		322,000	340,998
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		575,000	23,000
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		335,000	323,275
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)		1,628,000	1,644,280
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	337,425
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		55,000	56,057
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		170,000	176,800
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	59,779
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28		75,000	77,063
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		270,000	278,100
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		260,000	284,796
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	168,570
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		156,000	175,215
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,315,272
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	103,000
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		195,000	200,363
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		205,000	212,175
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		95,000	104,561
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	257,155
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		445,000	470,588
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	450,573
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25		60,000	65,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		200,000	200,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		270,000	270,000
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	366,981
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		97,150	94,721
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		175,000	169,094
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		200,000	196,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	239,200
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	121,469
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		130,000	136,175
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	72,275

			26,481,487
Financials (4.0%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		800,000	799,325
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		2,225,000	2,266,767
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		215,000	223,063
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		290,000	279,681
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		528,000	582,378
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,412,000	1,442,322
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		295,000	306,063
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		272,000	385,035
American Express Co. sr. unsec. notes 2.65%, 12/2/22		759,000	773,428
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	95,950
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,735,000	1,737,516
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	531,163
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		280,000	286,541
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	879,384
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		365,000	349,405
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	227,250
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	447,654
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,600,000	1,601,504
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	443,300
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	346,800
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		30,000	32,849
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,720,000	2,700,191
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		720,000	721,835
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.963%, 9/15/26		125,000	124,467
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,722,000	2,305,107
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		777,000	787,218
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		174,000	174,784
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		860,000	847,356
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		190,000	227,972
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	251,282
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		135,000	134,565
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		700,000	670,610
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	465,502
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		390,000	407,437
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		223,000	228,517
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,830,929
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		43,000	45,365
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		919,000	1,012,398
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		68,000	69,515
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		661,000	661,707
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		3,154,000	3,398,703
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		721,000	781,686
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22		726,000	726,847
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		445,000	547,192
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		520,000	579,810
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		400,000	441,141
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	241,164
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		195,000	215,211
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	246,875
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		115,000	105,800
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		120,000	112,200
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,390,757
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)		270,000	265,522
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		560,000	597,101
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22		720,000	724,369
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		431,000	458,959
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	366,085
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,381,919
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,620,000	1,626,192
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,745,000	1,736,403
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		750,000	766,740
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		384,000	432,824
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)		1,305,000	1,444,665
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,435,000	1,456,047
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	176,348
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)		85,000	88,400
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,250,251
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	262,126
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	471,608
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		153,000	156,634
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		185,000	187,313
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		120,000	117,300
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		530,000	532,856
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	213,574
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	71,925
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	138,038
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		327,000	322,913
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,454,000	1,615,142
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22		917,000	919,758
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,755,000	2,960,997
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		386,000	392,195
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		164,000	232,115
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26		110,000	102,163
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		290,000	297,975
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	72,115
Huntington Bancshares, Inc. 144A unsec. sub. FRB 2.487%, 8/15/36		781,000	748,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		150,000	150,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		215,000	223,869
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		190,000	195,402
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	112,125
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		848,000	818,899
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		425,000	406,804
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		110,000	113,429
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		810,000	812,046
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		195,000	201,825
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		320,000	332,000
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		250,000	255,625
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		218,000	229,990
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,288,970
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47		784,000	659,030
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		149,000	148,628
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,716,000	3,185,411
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		3,080,000	3,318,765
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		148,000	153,235
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,432,000	1,476,318
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	438,600
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		165,000	169,125
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	65,650
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		230,000	230,288
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	489,882
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		425,000	571,240
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		467,000	532,332
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	409,500
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		900,000	908,216
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		130,000	133,097
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	622,118
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		3,065,000	3,335,258
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		965,000	1,212,176
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		2,511,000	2,574,584
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		450,000	450,162
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		250,000	248,750
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		195,000	198,900
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		70,000	69,125
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		365,000	417,213
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	360,781
New York Life Global Funding 144A notes 1.10%, 5/5/23		2,200,000	2,209,602
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		60,000	64,200
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30		115,000	113,089
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	119,700
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	134,400
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		170,000	189,125
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		275,000	299,006
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		110,000	111,100
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		230,000	236,325
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		355,000	367,038
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22		227,000	227,626
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		254,000	255,291
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	107,734
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		285,000	289,988
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		160,000	168,400
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		615,000	682,017
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		635,000	692,760
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		241,000	256,427
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	86,675
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		690,000	724,877
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		170,000	176,800
Starwood Property Trust, Inc. 144A sr. unsec. unsub. notes 3.75%, 12/31/24(R)		70,000	70,753
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		1,420,000	1,414,926
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)		290,000	289,160
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		385,000	471,676
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,792,000	1,813,929
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	1,036,636
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	555,235
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		275,000	286,688
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22		382,000	386,526
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)		1,080,000	1,083,396
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		2,720,000	2,745,358
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		395,000	430,781
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	646,476
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,305,000	1,299,981
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		235,000	236,763
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		203,000	221,778
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		173,000	177,758
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		82,000	95,869
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		572,000	561,011

			107,935,016
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29		3,605,000	3,854,439
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		640,000	681,265
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	222,625
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	706,143
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	827,710
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	212,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		170,000	161,541
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		253,000	257,696
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		100,000	88,250
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		190,000	193,800
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		176,000	182,172
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		1,050,000	1,009,354
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		975,000	995,876
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		1,350,000	1,385,569
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22		888,000	903,317
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		1,115,000	1,166,770
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30		520,000	495,383
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		412,000	451,142
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		115,000	116,899
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		515,000	553,625
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	112,613
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	106,313
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	120,894
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	26,719
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	94,950
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	161,700
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		230,000	234,313
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		225,000	232,875
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		528,000	549,073
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,299,000	2,798,455
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		270,420	304,131
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		355,000	386,158
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		260,000	301,600
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		98,000	99,756
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		150,000	111,750
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		90,000	87,863
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		120,000	121,200
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		885,000	902,232
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	266,291
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		106,000	138,705
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	275,319
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		115,000	121,541
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		415,000	429,708
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		239,000	230,635
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		44,000	45,907
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		865,000	995,489
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		277,000	290,113
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		80,000	79,718
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	192,592
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,734,674
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	70,175
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		240,000	243,900
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		54,000	56,970
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		265,000	271,625
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		670,000	720,194
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,453,087
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	343,200
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	184,744
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		190,000	186,498
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		120,000	121,500
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		58,000	58,725
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		55,000	56,925
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		60,000	63,147
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		475,000	494,594
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,505,000	1,545,831
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		285,000	289,415
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		295,000	314,175
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		285,000	298,646
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		390,000	382,321
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		550,000	641,054
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,625,000	1,811,092
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		302,000	302,594
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		545,000	554,086
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		641,000	644,736
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		730,000	809,969
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		275,000	271,083

			38,209,999
Technology (1.1%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		365,000	362,263
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		680,000	605,958
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	690,407
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,680,000	2,098,055
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		275,000	273,056
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		565,000	588,465
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23		959,000	961,613
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		493,000	621,669
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	705,836
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		290,000	289,849
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		115,000	115,718
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		190,000	189,751
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	68,169
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		195,000	203,288
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,550,000	1,655,755
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		717,000	795,193
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		239,000	238,584
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39		440,000	631,713
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26		660,000	692,391
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		255,000	258,601
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		100,000	103,000
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		165,000	169,569
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		215,000	212,313
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46		25,000	41,563
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		205,000	205,000
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		105,000	113,058
Google, LLC sr. unsec. notes 3.375%, 2/25/24		720,000	758,603
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		850,000	856,433
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		405,000	415,550
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		360,000	375,244
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		245,000	254,451
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,818,000	1,930,205
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		85,000	82,891
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,265,620
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		392,000	392,048
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		85,000	88,239
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		440,000	444,899
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		1,099,000	1,103,527
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,705,000	1,770,206
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	262,539
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		1,651,000	1,673,516
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		255,000	243,206
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		305,000	297,375
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		665,000	683,934
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		665,000	676,776
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		665,000	662,639
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		720,000	670,180
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		95,000	98,325
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		170,000	168,725
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		120,000	121,164
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		230,000	232,031
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31		429,000	421,362
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		130,000	142,147
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		360,000	356,904

			30,339,576
Transportation (0.2%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		25,000	25,594
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	245,806
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		230,000	239,171
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		1,315,000	1,319,745
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	555,342
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		360,000	393,113
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		254,000	269,123
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		450,000	471,544
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	92,813
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	93,846
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		630,000	655,200

			4,361,297
Utilities and power (0.8%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		848,000	826,211
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,130,000	1,259,006
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		195,000	196,811
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		110,000	107,938
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	61,153
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		90,000	90,675
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	49,248
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		350,000	363,125
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		50,000	50,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	24,656
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	182,295
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		275,000	311,188
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		835,000	950,702
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	1,030,788
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	301,088
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	929,708
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		308,000	319,739
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	951,672
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		592,000	649,312
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,410,000	1,494,115
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24		254,000	273,373
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	116,733
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,540,000	1,459,027
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45		82,000	101,998
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		417,000	434,782
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,680,000	1,900,062
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	290,827
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		300,000	306,353
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		107,000	150,302
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		15,000	15,593
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		160,000	174,053
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		535,000	558,871
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		735,000	720,300
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	107,139
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		450,000	454,508
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	233,719
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	864,519
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		220,000	223,674
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		115,000	111,026
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		60,000	60,999
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23		2,180,000	2,166,389
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	215,414
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	101,289
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		526,000	562,498
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		421,000	433,536
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		135,000	139,050
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		295,000	304,629
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	160,802

			22,790,895

Total corporate bonds and notes (cost $371,548,768)			$389,509,485

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$936,764	$1,004,124
5.00%, 5/20/49	33,982	37,178
4.70%, with due dates from 5/20/67 to 8/20/67	145,342	156,833
4.652%, 6/20/67	64,823	69,943
4.50%, with due dates from 5/15/47 to 5/20/49	389,820	433,410
4.484%, 3/20/67	79,289	85,844
3.00%, TBA, 1/1/52	30,000,000	31,056,003
3.00%, with due dates from 8/20/49 to 4/20/51	36,419,259	37,693,365
3.00%, 2/20/51(FWC)	61,016	63,132
3.00%, 1/20/51(FWC)	43,594	45,109

		70,644,941
U.S. Government Agency Mortgage Obligations (11.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	174,353	189,672
3.00%, with due dates from 2/1/47 to 1/1/48	12,036,878	12,544,809
2.50%, with due dates from 5/1/51 to 8/1/51	7,594,976	7,787,800
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	8,961	9,699
4.00%, 1/1/57	931,638	1,025,064
4.00%, with due dates from 6/1/48 to 4/1/49	10,617,727	11,301,911
3.50%, 6/1/56	1,581,238	1,709,261
3.00%, with due dates from 4/1/46 to 11/1/48	14,906,187	15,609,519
2.50%, with due dates from 7/1/50 to 8/1/51	39,370,032	40,264,232
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/52	11,000,000	11,883,378
4.50%, TBA, 1/1/52	1,000,000	1,071,875
4.00%, TBA, 1/1/52	7,000,000	7,445,977
3.50%, TBA, 2/1/52	22,000,000	23,139,536
3.50%, TBA, 1/1/52	41,000,000	43,178,133
2.50%, TBA, 2/1/52	41,000,000	41,760,763
2.50%, TBA, 1/1/52	41,000,000	41,864,862
2.50%, TBA, 1/1/37	47,000,000	48,622,981

		309,409,472

Total U.S. government and agency mortgage obligations (cost $379,436,214)		$380,054,413

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.25%, 11/15/40(i)	$116,000	$161,334
1.875%, 2/15/41(i)	199,000	198,982
U.S. Treasury Notes
0.625%, 8/15/30(i)	600,000	561,786
0.125%, 2/15/24(i)	153,000	151,104

Total U.S. treasury obligations (cost $1,073,206)		$1,073,206

MORTGAGE-BACKED SECURITIES (4.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.351%, 4/15/37	$45,715	$81,372
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.394%, 11/15/35	28,215	48,529
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.665%, 6/15/34	25,227	29,515
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.94%, 4/15/44	6,914,290	1,153,425
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	4,483,521	883,212
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	5,857,495	1,161,014
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	10,636,778	1,930,682
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	6,790,839	1,088,794
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	7,866,409	1,422,877
REMICs Ser. 5162, Class HI, IO, 4.00%, 11/25/51	9,937,348	1,418,010
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	7,788,521	1,178,948
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	13,239,220	2,116,687
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	6,047,306	1,072,409
REMICs Ser. 5080, Class DI, IO, 4.00%, 3/25/51	11,537,369	2,164,682
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	6,550,045	1,079,447
REMICs Ser. 5174, Class NI, IO, 3.50%, 12/25/51	8,581,730	1,073,993
REMICs Ser. 5152, Class IE, IO, 3.50%, 10/25/51	9,338,969	1,218,459
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	6,688,502	867,146
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	4,510,866	762,492
REMICs Ser. 5167, IO, 3.00%, 11/25/51	9,192,081	1,208,575
REMICs Ser. 5127, Class AI, IO, 3.00%, 6/25/51	9,894,852	1,390,675
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	12,473,742	1,400,035
REMICs Ser. 3391, PO, zero %, 4/15/37	3,467	3,198
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	5,254	4,624
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.289%, 7/25/36	14,849	28,961
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.826%, 6/25/37	35,263	62,062
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.808%, 12/25/35	23,290	34,934
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 9/25/47	6,698,012	1,199,483
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 8/25/49	5,234,745	1,052,166
REMICs Ser. 21-67, Class DI, IO, 4.00%, 10/25/51	10,946,375	1,723,285
REMICs Ser. 21-28, Class GI, IO, 4.00%, 5/25/51	7,005,822	1,221,568
REMICs Ser. 20-67, Class JI, IO, 4.00%, 9/25/50	7,450,828	1,284,026
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	5,436,680	755,590
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	9,682,138	1,089,698
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	9,983,032	963,363
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	7,589,629	983,187
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	11,366	10,457
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	706	642
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,208	1,136
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,710	2,520
Government National Mortgage Association
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 6/20/49	53,727	6,412
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	195,580	36,366
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	38,910	6,510
Ser. 13-14, IO, 3.50%, 12/20/42	373,280	33,976
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	9,179,894	1,216,703
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	39,876	37
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	4,241,040	497,020
Ser. 16-H16, Class EI, IO, 2.198%, 6/20/66(WAC)	2,491,551	168,678
FRB Ser. 16-H16, Class LI, IO, 2.136%, 7/20/66(WAC)	18,103,984	1,202,218
Ser. 15-H25, Class BI, IO, 1.742%, 10/20/65(WAC)	3,588,589	242,947
Ser. 15-H26, Class EI, IO, 1.736%, 10/20/65(WAC)	1,968,298	115,736

		38,698,481
Commercial mortgage-backed securities (1.9%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.966%, 5/15/53(WAC)	5,256,485	351,378
AREIT CRE Trust 144A
FRB Ser. 20-CRE4, Class C, 3.272%, 4/15/37	607,000	611,795
FRB Ser. 21-CRE5, Class A, 1.19%, 7/17/26	592,000	590,520
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	95,767	1
BANK FRB Ser. 17-BNK8, Class B, 3.925%, 11/15/50(WAC)	501,000	535,236
Barclays Commercial Mortgage Trust Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	874,000	922,907
BBCMS Mortgage Trust 144A Ser. 21-C11, Class D, 2.00%, 9/15/54	477,000	398,454
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.517%, 12/11/38(WAC)	28,799	101
Benchmark Mortgage Trust
Ser. 18-B7, Class AM, 4.741%, 5/15/53(WAC)	1,148,000	1,320,966
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	415,000	470,453
Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	477,615
Ser. 19-B13, Class AM, 3.183%, 8/15/57	381,000	401,539
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.16%, 5/15/38 (Cayman Islands)	827,000	825,449
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	807,000	854,216
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	179,904
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.186%, 12/15/47(WAC)	254,000	256,794
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	618,000	647,493
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.091%, 3/10/47(WAC)	402,000	418,195
FRB Ser. 12-GC8, Class XA, IO, 1.725%, 9/10/45(WAC)	5,472,425	19,088
FRB Ser. 06-C5, Class XC, IO, 0.401%, 10/15/49(WAC)	3,806,701	38
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.881%, 11/10/46(WAC)	893,000	930,478
FRB Ser. 14-CR18, Class C, 4.749%, 7/15/47(WAC)	346,000	348,784
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	431,086
FRB Ser. 14-UBS6, Class C, 4.439%, 12/10/47(WAC)	500,000	511,597
FRB Ser. 15-LC21, Class B, 4.334%, 7/10/48(WAC)	476,000	505,450
FRB Ser. 15-LC19, Class C, 4.231%, 2/10/48(WAC)	855,000	889,418
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	479,000	500,164
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	942,000	957,008
FRB Ser. 14-CR18, Class XA, IO, 0.997%, 7/15/47(WAC)	2,022,814	41,731
FRB Ser. 14-CR19, Class XA, IO, 0.953%, 8/10/47(WAC)	5,435,430	110,689
FRB Ser. 13-CR11, Class XA, IO, 0.909%, 8/10/50(WAC)	5,643,861	70,768
FRB Ser. 14-UBS6, Class XA, IO, 0.862%, 12/10/47(WAC)	5,736,960	115,250
FRB Ser. 14-LC17, Class XA, IO, 0.704%, 10/10/47(WAC)	4,700,164	76,730
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.987%, 7/10/46(WAC)	932,000	923,130
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.015%, 1/15/49(WAC)	3,058,030	31
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.261%, 4/15/50(WAC)	1,318,000	1,246,036
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	388,000	414,221
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	442,000	458,985
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,194,428
Ser. 19-C17, Class AS, 3.278%, 9/15/52	389,000	411,067
FRB Ser. 20-C19, Class XA, IO, 1.115%, 3/15/53(WAC)	10,584,655	782,989
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	501,000	392,056
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.455%, 12/15/49(WAC)	1,264,000	1,095,985
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	1,861,000	1,850,020
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K131, Class X1, IO, 0.729%, 7/25/31(WAC)	10,524,476	653,570
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.475%, 2/10/46(WAC)	3,705,674	43,469
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.975%, 1/10/47(WAC)	560,000	308,000
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	931,000	955,673
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	670,000	711,693
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	542,000	575,648
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	374,000	397,903
FRB Ser. 13-GC12, Class XA, IO, 1.393%, 6/10/46(WAC)	2,167,606	28,807
FRB Ser. 14-GC22, Class XA, IO, 0.946%, 6/10/47(WAC)	4,290,203	70,491
FRB Ser. 14-GC24, Class XA, IO, 0.713%, 9/10/47(WAC)	8,778,501	143,090
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43(WAC)	630,000	463,740
FRB Ser. 13-GC14, Class B, 4.738%, 8/10/46(WAC)	436,000	453,574
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	650,000	650,229
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	370,000	360,531
FRB Ser. 13-C12, Class B, 4.098%, 7/15/45(WAC)	435,000	442,847
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	755,000	764,457
Ser. 16-C1, Class AS, 3.97%, 3/15/49	423,000	447,746
FRB Ser. 15-C33, Class XA, IO, 0.904%, 12/15/48(WAC)	5,411,629	168,062
FRB Ser. 14-C25, Class XA, IO, 0.83%, 11/15/47(WAC)	6,620,097	131,965
FRB Ser. 14-C19, Class XA, IO, 0.655%, 4/15/47(WAC)	4,657,050	55,368
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.006%, 12/15/46(WAC)	334,000	348,173
Ser. 12-C6, Class AS, 4.117%, 5/15/45	811,000	816,191
Ser. 13-C10, Class AS, 3.372%, 12/15/47	380,000	387,642
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	731,000	742,349
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.694%, 11/15/43(WAC)	227,785	227,503
FRB Ser. 12-C6, Class E, 5.122%, 5/15/45(WAC)	695,000	517,218
FRB Ser. 12-C8, Class D, 4.672%, 10/15/45(WAC)	544,000	525,963
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	41,234	2
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.166%, 4/20/48(WAC)	1,276,000	1,286,808
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class X, IO, 6.817%, 7/15/45(WAC)	15,274	—
FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	18,514	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47(WAC)	468,000	491,399
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	306,000	320,774
FRB Ser. 14-C17, Class C, 4.48%, 8/15/47(WAC)	1,106,000	1,091,854
FRB Ser. 15-C24, Class B, 4.343%, 5/15/48(WAC)	375,000	398,695
FRB Ser. 14-C17, Class XA, IO, 1.055%, 8/15/47(WAC)	3,174,509	58,792
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.598%, 11/15/45(WAC)	491,000	489,061
FRB Ser. 13-C9, Class D, 4.109%, 5/15/46(WAC)	441,000	405,941
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 3.892%, 11/15/49(WAC)	818,000	813,690
Morgan Stanley Capital I Trust 144A
FRB Ser. 07-IQ15, Class C, 6.187%, 6/11/49(WAC)	998,008	1,013,677
FRB Ser. 11-C3, Class D, 5.086%, 7/15/49(WAC)	324,000	324,130
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.802%, 10/15/49	332,747	331,417
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 1.359%, 8/9/37 (Cayman Islands)	463,000	461,337
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.517%, 5/10/45(WAC)	755,000	758,708
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.575%, 12/10/45(WAC)	4,223,253	29,895
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 1.204%, 6/16/36	279,271	278,572
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.239%, 11/15/48(WAC)	917,786	9
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.306%, 7/15/46(WAC)	501,000	450,670
Ser. 19-C49, Class AS, 4.244%, 3/15/52	1,088,000	1,211,812
FRB Ser. 16-LC25, Class AS, 3.872%, 12/15/59(WAC)	657,000	707,021
FRB Ser. 14-LC16, Class XA, IO, 1.082%, 8/15/50(WAC)	9,738,097	205,379
FRB Ser. 16-LC25, Class XA, IO, 0.836%, 12/15/59(WAC)	8,451,012	283,709
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46(WAC)	412,000	145,681
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,270,000	1,325,055
FRB Ser. 13-C11, Class C, 4.183%, 3/15/45(WAC)	1,149,000	1,169,723
Ser. 13-C11, Class AS, 3.311%, 3/15/45	455,000	461,979
FRB Ser. 14-C22, Class XA, IO, 0.791%, 9/15/57(WAC)	22,966,270	400,991
FRB Ser. 13-C14, Class XA, IO, 0.66%, 6/15/46(WAC)	10,375,146	70,893
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.425%, 3/15/44(WAC)	957,821	479,677
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	138,000	102,004
FRB Ser. 12-C9, Class D, 4.809%, 11/15/45(WAC)	546,000	544,380
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46(WAC)	599,000	349,405
FRB Ser. 12-C9, Class XA, IO, 1.851%, 11/15/45(WAC)	4,302,767	30,625
FRB Ser. 12-C10, Class XA, IO, 1.483%, 12/15/45(WAC)	4,205,039	30,541

		51,456,455
Residential mortgage-backed securities (non-agency) (1.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.292%, 5/25/47	1,295,752	744,739
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.01%, 1/25/49(WAC)	157,110	157,538
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	223,750	224,867
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.779%, 4/20/35	162,099	162,443
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.702%, 9/25/45	134,822	131,429
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (1 Month US LIBOR + 1.95%), 2.052%, 8/25/35	251,825	255,972
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.602%, 10/25/29 (Bermuda)	502,000	502,007
BRAVO Residential Funding Trust 144A Ser. 21-C, Class A1, 1.62%, 3/1/61	523,240	523,567
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	510,016
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.763%, 5/25/35(WAC)	225,579	229,128
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	82,537	82,611
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.022%, 6/25/46	562,864	527,405
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.763%, 11/20/35	224,257	219,855
FRB Ser. 06-24CB, Class A19, (1 Month US LIBOR + 0.50%), 0.602%, 8/25/36	420,220	185,018
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	930,866	862,306
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.284%, 2/20/47	523,627	405,973
Credit Suisse Mortgage Trust 144A Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	329,075	328,917
CSMC Trust 144A Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	326,759	323,145
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	88,295	88,348
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.102%, 11/25/28	190,000	191,475
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.802%, 11/25/28 (Bermuda)	357,894	357,771
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.453%, 9/25/28	292,750	306,773
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.653%, 7/25/28	890,259	926,773
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.253%, 11/25/28	510,521	528,015
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.103%, 12/25/28	746,120	775,853
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.853%, 10/25/24	25,833	25,914
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.803%, 4/25/28	497,556	513,000
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.753%, 10/25/28	2,380,657	2,460,279
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.553%, 10/25/29	413,000	424,796
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 9/25/30	305,329	308,672
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.303%, 10/25/29	67,387	67,387
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AS, (1 Month US LIBOR + 1.10%), 1.203%, 3/25/30	1,007,954	1,008,978
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 1/25/49	166,698	168,666
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.553%, 3/25/49	16,721	16,904
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.503%, 2/25/47	207,000	211,055
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.453%, 2/25/49	159,986	161,523
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 10/25/48	105,900	107,129
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 2.35%, 8/25/33	691,000	703,628
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2, (1 Month US LIBOR + 2.10%), 2.203%, 9/25/48	812,000	818,090
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.203%, 9/25/48	98,000	99,230
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.003%, 1/25/50	137,943	138,114
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.103%, 2/25/47	2,360,820	2,353,774
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2AS, (1 Month US LIBOR + 0.90%), 1.003%, 10/25/48	18,000	18,003
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	140,000	139,913
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.053%, 8/25/28	858,792	905,401
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.853%, 8/25/28	1,196,363	1,254,072
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.103%, 9/25/28	907,600	937,053
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.803%, 4/25/28	1,217,840	1,282,800
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.653%, 4/25/28	1,066,547	1,112,333
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 7/25/25	36,485	36,667
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 11/25/24	25,575	25,965
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.003%, 11/25/24	166,191	172,841
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.553%, 1/25/29	935,561	969,498
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.453%, 5/25/29	724,355	751,218
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.403%, 2/25/25	82,528	84,002
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.353%, 4/25/29	572,996	591,378
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.353%, 1/25/29	1,630,881	1,688,306
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	38,829	39,554
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	27,206	27,273
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	636,648	653,621
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	151,000	156,468
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.003%, 7/25/24	132,062	134,083
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.703%, 5/25/24	150,278	153,329
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.353%, 7/25/29	310,000	310,421
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.753%, 1/25/31	118,700	118,440
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.703%, 11/25/29	165,228	164,505
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.253%, 11/25/39	123,343	123,256
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.202%, 9/25/39	271,599	271,939
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.153%, 1/25/40	451,592	453,410
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 0.95%, 11/25/41	164,493	164,592
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 0.80%, 10/25/41	111,781	111,572
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	1,030,834	1,038,814
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.702%, 10/25/28 (Bermuda)	160,397	160,397
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	363,185	363,185
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	535,121	535,121
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	492,135	492,135
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.902%, 2/25/34	540,725	539,515
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.834%, 2/25/35(WAC)	107,898	107,958
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.927%, 8/25/34	64,205	63,631
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.918%, 8/26/47(WAC)	160,000	153,118
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.003%, 1/25/48	337,706	338,635
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.652%, 7/25/28 (Bermuda)	42,343	42,433
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	328,675	328,663
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.152%, 10/25/34	483,256	479,592
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	882,709
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	762,243
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.952%, 5/25/47	509,198	448,840
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	289,408
Triangle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 2.90%), 3.002%, 11/26/29	370,520	370,030
FRB Ser. 21-2, Class M1A, (1 Month US LIBOR + 2.05%), 2.152%, 10/25/33 (Bermuda)	707,000	707,637
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 2.991%, 12/25/36(WAC)	382,040	371,326
FRB Ser. 05-AR12, Class 1A8, 2.833%, 10/25/35(WAC)	496,851	495,314
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.062%, 7/25/45	193,203	184,277
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.80%), 0.902%, 8/25/45	167,607	167,260

		41,313,237

Total mortgage-backed securities (cost $136,529,383)		$131,468,173

COLLATERALIZED LOAN OBLIGATIONS (1.3%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 19-5A, Class A1, (BBA LIBOR USD 3 Month + 1.39%), 1.514%, 1/15/33 (Cayman Islands)	$881,000	$881,166
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/23/34 (Cayman Islands)	331,000	329,202
AB BSL CLO 1, Ltd. 144A FRB Ser. 20-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.50%), 1.624%, 1/15/33 (Cayman Islands)	881,000	881,178
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.224%, 4/15/34 (Cayman Islands)	841,000	836,450
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.32%, 10/20/34 (Cayman Islands)	938,000	937,446
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (BBA LIBOR USD 3 Month + 1.20%), 1.332%, 7/20/34 (Cayman Islands)	200,000	200,092
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.228%, 4/22/34 (Cayman Islands)	448,000	445,562
AIG CLO, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.10%), zero %, 10/25/33 (Cayman Islands)	294,000	293,880
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (BBA LIBOR USD 3 Month + 0.99%), 1.122%, 4/20/34 (Cayman Islands)	461,000	456,493
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.344%, 4/15/33	1,100,000	1,100,925
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (BBA LIBOR USD 3 Month + 1.05%), 1.182%, 4/20/34 (Cayman Islands)	250,000	248,774
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (BBA LIBOR USD 3 Month + 1.12%), 1.242%, 7/18/34 (Cayman Islands)	354,000	353,598
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/15/34 (Cayman Islands)	750,000	747,146
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 1.452%, 11/22/34 (Cayman Islands)	754,000	754,765
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.162%, 4/30/31	381,000	381,245
Carlyle US CLO, Ltd. 144A FRB Ser. 21-3A, Class A1AR, (BBA LIBOR USD 3 Month + 0.90%), 1.032%, 7/20/29 (Cayman Islands)	401,000	400,739
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.242%, 4/20/32 (Cayman Islands)	421,000	420,792
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.212%, 4/20/34	600,000	599,999
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.324%, 10/20/34	978,000	977,998
Crestline Denali CLO XVII, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.06%), 1.184%, 10/15/31 (Cayman Islands)	440,000	439,430
Dryden 78 CLO, Ltd. 144A FRB Ser. 20-78A, Class A, (BBA LIBOR USD 3 Month + 1.18%), 1.302%, 4/17/33 (Cayman Islands)	585,000	585,226
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/15/29	750,000	749,753
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 4/20/34	400,000	400,051
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.24%), 1.364%, 4/15/33 (Cayman Islands)	700,000	700,385
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 10/20/34 (Cayman Islands)	430,000	430,076
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.322%, 4/16/34 (Cayman Islands)	581,000	581,224
Galaxy XXIII CLO, Ltd. 144A FRB Ser. 21-23A, Class AR, (BBA LIBOR USD 3 Month + 0.87%), 0.994%, 4/24/29 (Cayman Islands)	286,934	286,627
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.432%, 4/17/33	361,000	361,183
Greywolf CLO V, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.16%), 1.284%, 1/27/31 (Cayman Islands)	801,000	801,109
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/15/31 (Cayman Islands)	498,107	497,177
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 1.20%), 1.324%, 7/15/34 (Cayman Islands)	350,000	350,161
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.579%, 11/30/32 (Cayman Islands)	1,170,000	1,172,406
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 1/20/33 (Cayman Islands)	1,025,000	1,025,248
Kayne CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.33%, 4/23/34 (Cayman Islands)	705,000	705,276
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.312%, 7/20/34 (Cayman Islands)	333,000	333,101
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A, Class A1R, (BBA LIBOR USD 3 Month + 1.12%), 1.21%, 7/25/34	250,000	249,721
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (BBA LIBOR USD 3 Month + 1.32%), 1.444%, 4/15/32 (Cayman Islands)	545,000	543,963
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	307,000	306,572
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.122%, 7/17/32 (Cayman Islands)	1,016,000	1,016,054
Northwoods Capital XVII, Ltd. 144A FRB Ser. 18-17A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.188%, 4/22/31 (Cayman Islands)	525,000	523,385
Oaktree CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.284%, 7/15/34 (Cayman Islands)	508,000	507,711
OCP CLO, Ltd. 144A FRB Ser. 21-19A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 10/20/34 (Cayman Islands)	680,000	679,208
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.277%, 10/20/34 (Cayman Islands)	250,000	249,706
Octagon Investment Partners 54, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.12%), 1.253%, 7/15/34 (Cayman Islands)	250,000	249,291
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD 3 Month + 1.25%), 1.382%, 10/30/30	741,890	742,016
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.274%, 7/15/34 (Cayman Islands)	550,000	550,084
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.928%, 10/15/29 (Cayman Islands)	589,000	589,139
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (BBA LIBOR USD 3 Month + 1.00%), 1.132%, 10/20/31 (Cayman Islands)	500,000	500,086
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.224%, 1/15/34	623,000	619,629
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.244%, 10/15/34 (Cayman Islands)	334,000	333,811
Riserva CLO, Ltd. 144A FRB Ser. 21-3A, Class ARR, (BBA LIBOR USD 3 Month + 1.06%), 1.182%, 1/18/34 (Cayman Islands)	513,000	510,038
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.484%, 1/15/36	561,000	562,236
Shackleton CLO, Ltd. 144A FRB Ser. 20-11A, Class AR, (BBA LIBOR USD 3 Month + 1.09%), 1.246%, 8/15/30 (Cayman Islands)	498,000	498,183
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.402%, 4/20/33 (Cayman Islands)	523,000	523,573
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.294%, 7/15/34 (Cayman Islands)	250,000	250,000
Sound Point CLO XXIX, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/25/34 (Cayman Islands)	590,000	586,781
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.302%, 7/20/34 (Cayman Islands)	508,000	507,999
Trinitas CLO XVI, Ltd. 144A FRB Ser. 21-16A, Class A1, (BBA LIBOR USD 3 Month + 1.18%), 1.312%, 7/20/34 (Cayman Islands)	862,000	861,024
Vibrant CLO VIII, Ltd. 144A FRB Ser. 18-8A, Class A1A, (BBA LIBOR USD 3 Month + 1.14%), 1.272%, 1/20/31 (Cayman Islands)	700,000	699,276
Wind River CLO, Ltd. 144A FRB Ser. 21-1A, Class A1RR, (BBA LIBOR USD 3 Month + 0.98%), 1.112%, 7/20/30 (Cayman Islands)	400,000	400,004
ZAIS CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.614%, 7/15/32	900,000	900,436

Total collateralized loan obligations (cost $34,710,415)		$34,625,809

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$826,000	$826,496
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,666,000	1,664,129
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	437,743	429,736
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.002%, 10/25/53	389,000	389,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 11/25/53	234,000	234,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 4/25/55	770,000	770,000
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.849%, 4/15/22	1,044,000	1,044,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.849%, 2/16/22	986,000	986,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	891,000	891,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.599%, 3/8/22	880,000	880,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.299%, 8/15/22	783,000	783,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 1/25/22	986,000	986,308
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	965,000	965,000
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	777,000	777,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 6/25/54	231,000	230,885
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 5/25/55	332,000	331,254
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-3A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.971%, 7/20/29 (Cayman Islands)	600,000	600,000
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.802%, 2/25/55	421,000	421,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 4/25/22	999,000	999,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 8/8/22	999,000	999,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.802%, 3/25/54	623,000	623,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.792%, 12/8/22	377,000	377,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.752%, 1/26/54	207,667	207,667
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.712%, 11/7/22	1,095,000	1,095,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	296,904	297,454
Ser. 21-1, Class A1, 2.24%, 6/25/24	260,000	258,625
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.703%, 1/25/46	598,966	598,347

Total asset-backed securities (cost $18,672,297)		$18,663,901

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)	$510,000	$479,386
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	517,000	520,199
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)	450,000	473,063
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	310,318
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	500,000	556,250
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,536,680
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	1,103,858
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,300,000	1,366,625
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	550,000	570,625
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	1,079,030
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	520,000	585,791
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,834,000	2,193,941
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	505,000	566,231
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	245,000	271,644
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)	200,000	195,500
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	1,065,000	1,091,625
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	287,000	301,707
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	229,000	223,277
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	300,000	396,153
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	731,000	43,860

Total foreign government and agency bonds and notes (cost $14,155,745)		$14,865,763

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (—%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	$387,101	$384,971
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	143,913	139,730
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.75%, 3/16/27	221,240	218,844
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.102%, 10/1/25	144,810	144,177

		887,722
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	174,125	173,944
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	151,046	148,887
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/30/26	169,042	167,901
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	283,288	282,934
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	331,370	325,478
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	119,401	119,384
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.844%, 3/2/27	398,608	395,761

		1,614,289
Communication services (—%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.354%, 1/30/29	140,000	139,329
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 7/31/27	94,524	93,862
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	234,600	234,668

		467,859
Consumer cyclicals (—%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.103%, 4/22/26	218,013	195,939
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	193,050	193,071
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	94,160	94,078
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	151,572	151,430
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	132,600
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	114,445	107,521

		874,639
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	160,000	160,267
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	405,875	396,349
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	84,150	84,071
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.00%, 11/4/28	415,000	415,149

		1,055,836
Energy (—%)
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	283,575	282,747

		282,747
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	34,912	34,879

		34,879
Health care (0.1%)
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	496,250	493,645
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	258,700	259,525
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	268,650	268,483
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.081%, 6/30/25	202,992	202,738
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	347,945	337,072

		1,561,463
Technology (0.1%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	331,650	328,957
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	120,000	122,600
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	197,500	197,227
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.544%, 12/1/27	188,575	189,126
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	279,300	279,037
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	119,400	119,072
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	150,000	150,282

		1,386,301
Transportation (—%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	105,000	108,618
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	223,313	223,616

		332,234

Total senior loans (cost $8,510,852)		$8,497,969

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,181	$2,063,798
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,907	1,988,448

Total convertible preferred stocks (cost $3,143,336)		$4,052,246

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$118,319
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	243,600
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	106,000	95,004

Total convertible bonds and notes (cost $422,401)		$456,923

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,342	$16,923

Total warrants (cost $6,647)				$16,923

SHORT-TERM INVESTMENTS (6.2%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 0.12%(AFF)	Shares	7,374,695	$7,374,695
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	126,013,254	126,013,254
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,638,000	1,638,000
U.S. Treasury Bills 0.052%, 5/19/22(SEG)(SEGSF)(SEGCCS)		$5,748,000	5,745,878
U.S. Treasury Bills 0.044%, 3/24/22		400,000	399,950
U.S. Treasury Bills 0.042%, 3/3/22(SEGSF)(SEGCCS)		7,904,000	7,903,383
U.S. Treasury Bills 0.041%, 3/17/22(SEG)(SEGCCS)		5,100,000	5,099,428
U.S. Treasury Bills 0.037%, 4/21/22(SEGSF)(SEGCCS)		8,800,000	8,798,053
U.S. Treasury Bills 0.034%, 3/10/22(SEG)(SEGCCS)		9,850,000	9,849,234

Total short-term investments (cost $172,824,055)			$172,821,875
TOTAL INVESTMENTS

Total investments (cost $2,400,641,606)			$3,019,759,126

	FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $1,301,489,558) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/19/22	$9,285,950	$9,083,693	$202,257
		Australian Dollar	Sell	1/19/22	9,285,950	9,299,789	13,839
		British Pound	Sell	3/16/22	7,358,098	7,219,608	(138,490)
		Canadian Dollar	Sell	1/19/22	188,938	212,678	23,740
		Euro	Sell	3/16/22	12,545,427	12,471,988	(73,439)
		Japanese Yen	Buy	2/16/22	6,205,412	6,278,094	(72,682)
		Japanese Yen	Sell	2/16/22	6,205,412	6,288,213	82,801
		New Zealand Dollar	Buy	1/19/22	9,580,444	9,672,682	(92,238)
		New Zealand Dollar	Sell	1/19/22	9,580,444	9,741,824	161,380
		Swiss Franc	Buy	3/16/22	939,300	928,031	11,269
		Swiss Franc	Sell	3/16/22	939,300	932,291	(7,009)
	Barclays Bank PLC
		Australian Dollar	Buy	1/19/22	5,543,645	5,460,150	83,495
		Australian Dollar	Sell	1/19/22	5,543,645	5,549,830	6,185
		British Pound	Buy	3/16/22	5,469,657	5,381,308	88,349
		British Pound	Sell	3/16/22	5,469,657	5,343,112	(126,545)
		Canadian Dollar	Buy	1/19/22	14,526,628	14,402,988	123,640
		Canadian Dollar	Sell	1/19/22	14,526,628	14,779,312	252,684
		Euro	Buy	3/16/22	3,939,522	3,910,304	29,218
		Hong Kong Dollar	Sell	2/16/22	1,914,943	1,918,362	3,419
		Japanese Yen	Buy	2/16/22	3,311,024	3,350,070	(39,046)
		Japanese Yen	Sell	2/16/22	3,311,024	3,355,254	44,230
		New Zealand Dollar	Buy	1/19/22	3,580,118	3,527,389	52,729
		New Zealand Dollar	Sell	1/19/22	3,580,118	3,640,649	60,531
		Swiss Franc	Buy	3/16/22	3,620,314	3,577,101	43,213
		Swiss Franc	Sell	3/16/22	3,620,314	3,594,513	(25,801)
	Citibank, N.A.
		Australian Dollar	Buy	1/19/22	379,142	370,887	8,255
		Australian Dollar	Sell	1/19/22	379,142	379,705	563
		British Pound	Buy	3/16/22	9,251,680	9,104,395	147,285
		British Pound	Sell	3/16/22	9,251,680	9,048,847	(202,833)
		Canadian Dollar	Buy	1/19/22	13,221,139	13,086,974	134,165
		Canadian Dollar	Sell	1/19/22	13,221,139	13,414,190	193,051
		Danish Krone	Sell	3/16/22	1,210,394	1,206,735	(3,659)
		Euro	Buy	3/16/22	2,932,066	2,922,190	9,876
		Euro	Sell	3/16/22	2,932,066	2,906,453	(25,613)
		Japanese Yen	Buy	2/16/22	1,538,688	1,556,968	(18,280)
		Japanese Yen	Sell	2/16/22	1,538,688	1,559,191	20,503
		New Zealand Dollar	Buy	1/19/22	9,762,121	9,637,625	124,496
		New Zealand Dollar	Sell	1/19/22	9,762,121	9,924,825	162,704
		Swedish Krona	Buy	3/16/22	1,129,469	1,122,342	7,127
		Swedish Krona	Sell	3/16/22	1,129,469	1,129,959	490
		Swiss Franc	Sell	3/16/22	3,500,799	3,499,189	(1,610)
	Credit Suisse International
		Australian Dollar	Buy	1/19/22	75,450	75,564	(114)
		Australian Dollar	Sell	1/19/22	75,450	73,798	(1,652)
		British Pound	Buy	3/16/22	434,492	370,544	63,948
		Canadian Dollar	Buy	1/19/22	2,513,663	2,553,178	(39,515)
		Canadian Dollar	Sell	1/19/22	2,513,663	2,523,071	9,408
		Euro	Buy	3/16/22	3,778,074	3,745,521	32,553
		Euro	Sell	3/16/22	3,778,074	3,765,459	(12,615)
		New Zealand Dollar	Buy	1/19/22	3,470,071	3,528,260	(58,189)
		New Zealand Dollar	Sell	1/19/22	3,470,071	3,418,304	(51,767)
	Goldman Sachs International
		Australian Dollar	Buy	1/19/22	11,125,998	11,166,244	(40,246)
		Australian Dollar	Sell	1/19/22	11,125,998	11,129,086	3,088
		British Pound	Sell	3/16/22	1,846,358	1,738,029	(108,329)
		Canadian Dollar	Buy	1/19/22	23,323,539	23,457,327	(133,788)
		Canadian Dollar	Sell	1/19/22	23,323,539	23,274,657	(48,882)
		Euro	Buy	3/16/22	11,654,610	11,554,273	100,337
		Euro	Sell	3/16/22	11,654,610	11,617,564	(37,046)
		Japanese Yen	Buy	2/16/22	1,332,791	1,338,191	(5,400)
		New Zealand Dollar	Buy	1/19/22	15,530,780	15,365,460	165,320
		New Zealand Dollar	Sell	1/19/22	15,530,780	15,857,688	326,908
		Norwegian Krone	Buy	3/16/22	1,690,596	1,650,393	40,203
		Norwegian Krone	Sell	3/16/22	1,690,596	1,647,169	(43,427)
		Swiss Franc	Buy	3/16/22	1,854,522	1,832,312	22,210
		Swiss Franc	Sell	3/16/22	1,854,522	1,841,275	(13,247)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/19/22	4,242,006	4,149,518	92,488
		Australian Dollar	Sell	1/19/22	4,242,006	4,247,030	5,024
		British Pound	Sell	3/16/22	9,856,939	9,725,435	(131,504)
		Canadian Dollar	Buy	1/19/22	989,828	995,587	(5,759)
		Canadian Dollar	Sell	1/19/22	989,828	977,784	(12,044)
		Euro	Buy	3/16/22	11,258,287	11,220,755	37,532
		Euro	Sell	3/16/22	11,258,287	11,160,196	(98,091)
		Japanese Yen	Buy	2/16/22	1,535,907	1,551,838	(15,931)
		Japanese Yen	Sell	2/16/22	1,535,907	1,556,421	20,514
		New Zealand Dollar	Buy	1/19/22	4,575,059	4,740,934	(165,875)
		New Zealand Dollar	Sell	1/19/22	4,575,059	4,618,120	43,061
		Swiss Franc	Buy	3/16/22	4,346,202	4,294,175	52,027
		Swiss Franc	Sell	3/16/22	4,346,202	4,315,115	(31,087)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	11,426,488	11,441,009	(14,521)
		Australian Dollar	Sell	1/19/22	11,426,488	11,752,343	325,855
		British Pound	Buy	3/16/22	6,651,083	6,526,886	124,197
		Canadian Dollar	Sell	1/19/22	1,011,410	574,803	(436,607)
		Euro	Buy	3/16/22	7,287,866	7,174,238	113,628
		Japanese Yen	Buy	2/16/22	10,361,089	10,500,081	(138,992)
		Japanese Yen	Sell	2/16/22	10,361,089	10,483,921	122,832
		New Zealand Dollar	Buy	1/19/22	27,870,202	28,318,949	(448,747)
		New Zealand Dollar	Sell	1/19/22	27,870,202	27,456,226	(413,976)
		Norwegian Krone	Sell	3/16/22	709,370	684,650	(24,720)
		Singapore Dollar	Buy	2/16/22	1,805,103	1,802,093	3,010
		South Korean Won	Sell	2/16/22	5,148,836	5,130,652	(18,184)
		Swedish Krona	Buy	3/16/22	3,540,608	3,543,902	(3,294)
		Swiss Franc	Buy	3/16/22	5,945,311	5,874,173	71,138
		Swiss Franc	Sell	3/16/22	5,945,311	5,901,484	(43,827)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	24,364,085	24,490,956	(126,871)
		Australian Dollar	Sell	1/19/22	24,364,085	23,834,094	(529,991)
		British Pound	Buy	3/16/22	3,782,970	3,712,170	70,800
		British Pound	Sell	3/16/22	3,782,970	3,693,503	(89,467)
		Canadian Dollar	Buy	1/19/22	15,314,711	15,616,040	(301,329)
		Canadian Dollar	Sell	1/19/22	15,314,711	15,386,543	71,832
		Euro	Buy	3/16/22	4,329,347	4,268,023	61,324
		Japanese Yen	Sell	2/16/22	6,146,068	6,219,307	73,239
		New Zealand Dollar	Buy	1/19/22	13,667,380	13,939,448	(272,068)
		New Zealand Dollar	Sell	1/19/22	13,667,380	13,894,968	227,588
		Swedish Krona	Buy	3/16/22	2,882,677	2,878,356	4,321
		Swedish Krona	Sell	3/16/22	2,882,677	2,866,507	(16,170)
		Swiss Franc	Buy	3/16/22	4,011,405	3,963,575	47,830
		Swiss Franc	Sell	3/16/22	4,011,405	3,962,814	(48,591)
	NatWest Markets PLC
		Australian Dollar	Buy	1/19/22	5,888,954	5,897,959	(9,005)
		British Pound	Sell	3/16/22	1,846,358	1,816,424	(29,934)
		Canadian Dollar	Buy	1/19/22	2,683,865	2,699,361	(15,496)
		Canadian Dollar	Sell	1/19/22	2,683,865	2,651,240	(32,625)
		Euro	Sell	3/16/22	6,683,916	6,624,259	(59,657)
		Japanese Yen	Buy	2/16/22	6,924,996	6,933,892	(8,896)
		New Zealand Dollar	Buy	1/19/22	15,669,383	15,587,159	82,224
		New Zealand Dollar	Sell	1/19/22	15,669,383	15,932,254	262,871
		Swiss Franc	Buy	3/16/22	4,030,207	4,040,593	(10,386)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/19/22	49,505,662	49,280,114	225,548
		Australian Dollar	Sell	1/19/22	49,505,662	50,332,012	826,350
		British Pound	Buy	3/16/22	5,700,909	5,576,679	124,230
		British Pound	Sell	3/16/22	5,700,909	5,610,105	(90,804)
		Canadian Dollar	Buy	1/19/22	31,337,347	31,713,224	(375,877)
		Canadian Dollar	Sell	1/19/22	31,337,347	31,489,405	152,058
		Chinese Yuan (Offshore)	Sell	2/16/22	1,658,126	1,640,145	(17,981)
		Euro	Buy	3/16/22	6,990,167	6,829,026	161,141
		Japanese Yen	Buy	2/16/22	7,388,806	7,520,702	(131,896)
		New Zealand Dollar	Buy	1/19/22	23,207,968	24,004,074	(796,106)
		New Zealand Dollar	Sell	1/19/22	23,207,968	22,987,287	(220,681)
		Swedish Krona	Buy	3/16/22	861,223	862,111	(888)
		Swedish Krona	Sell	3/16/22	861,223	856,469	(4,754)
		Swiss Franc	Buy	3/16/22	15,643,644	15,533,022	110,622
		Swiss Franc	Sell	3/16/22	15,643,644	15,456,157	(187,487)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/19/22	8,521,773	8,585,958	(64,185)
		Australian Dollar	Sell	1/19/22	8,521,773	8,334,814	(186,959)
		British Pound	Buy	3/16/22	6,907,773	6,796,945	110,828
		British Pound	Sell	3/16/22	6,907,773	6,749,676	(158,097)
		Canadian Dollar	Buy	1/19/22	16,995,705	16,859,602	136,103
		Canadian Dollar	Sell	1/19/22	16,995,705	17,294,099	298,394
		Euro	Buy	3/16/22	5,647,044	5,601,906	45,138
		Euro	Sell	3/16/22	5,647,044	5,628,862	(18,182)
		Japanese Yen	Buy	2/16/22	12,612,270	12,761,016	(148,746)
		Japanese Yen	Sell	2/16/22	12,612,270	12,785,610	173,340
		New Zealand Dollar	Buy	1/19/22	6,010,050	5,921,771	88,279
		New Zealand Dollar	Sell	1/19/22	6,010,050	6,109,533	99,483
		Norwegian Krone	Buy	3/16/22	1,822,550	1,765,454	57,096
		Norwegian Krone	Sell	3/16/22	1,822,550	1,775,300	(47,250)
	UBS AG
		Australian Dollar	Buy	1/19/22	10,159,263	10,152,833	6,430
		Australian Dollar	Sell	1/19/22	10,159,263	10,303,167	143,904
		British Pound	Buy	3/16/22	11,253,919	11,008,357	245,562
		British Pound	Sell	3/16/22	11,253,919	11,072,538	(181,381)
		Canadian Dollar	Sell	1/19/22	5,549,711	5,838,713	289,002
		Euro	Sell	3/16/22	9,866,479	9,695,738	(170,741)
		Hong Kong Dollar	Buy	2/16/22	4,559,915	4,557,890	2,025
		Japanese Yen	Sell	2/16/22	8,077,925	8,217,326	139,401
		New Zealand Dollar	Buy	1/19/22	12,136,448	12,525,552	(389,104)
		New Zealand Dollar	Sell	1/19/22	12,136,448	12,310,631	174,183
		Swiss Franc	Buy	3/16/22	4,555,106	4,500,652	54,454
		Swiss Franc	Sell	3/16/22	4,555,106	4,522,520	(32,586)
	WestPac Banking Corp.
		British Pound	Buy	3/16/22	652,348	647,413	4,935
		Canadian Dollar	Buy	1/19/22	458,747	453,160	5,587
		Canadian Dollar	Sell	1/19/22	458,747	461,368	2,621
		Euro	Sell	3/16/22	6,435,245	6,405,243	(30,002)
		Japanese Yen	Buy	2/16/22	6,752,470	6,831,305	(78,835)
		New Zealand Dollar	Buy	1/19/22	4,574,922	4,740,919	(165,997)
		New Zealand Dollar	Sell	1/19/22	4,574,922	4,642,317	67,395

	Unrealized appreciation						8,512,913

	Unrealized (depreciation)						(8,473,646)

	Total						$39,267
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	161	$18,805,347	$18,690,490	Mar-22	$(279,223)
Russell 2000 Index E-Mini (Long)	125	14,054,956	14,017,500	Mar-22	171,181
S&P 500 Index E-Mini (Long)	30	7,149,270	7,137,750	Mar-22	(1,897)
S&P 500 Index E-Mini (Short)	681	162,288,429	162,026,925	Mar-22	(3,331,813)
S&P Mid Cap 400 Index E-Mini (Long)	3	852,600	851,310	Mar-22	(53)
U.S. Treasury Bond 30 yr (Long)	203	32,568,813	32,568,813	Mar-22	503,778
U.S. Treasury Bond Ultra 30 yr (Long)	351	69,190,875	69,190,875	Mar-22	1,501,929
U.S. Treasury Note 2 yr (Long)	579	126,321,516	126,321,516	Mar-22	(115,333)
U.S. Treasury Note 2 yr (Short)	413	90,104,985	90,104,985	Mar-22	79,984
U.S. Treasury Note 5 yr (Long)	987	119,403,868	119,403,868	Mar-22	501,561
U.S. Treasury Note 5 yr (Short)	1,825	220,782,227	220,782,227	Mar-22	(959,381)
U.S. Treasury Note 10 yr (Long)	389	50,752,344	50,752,344	Mar-22	590,718
U.S. Treasury Note Ultra 10 yr (Short)	581	85,080,188	85,080,188	Mar-22	(1,418,887)

Unrealized appreciation					3,349,151

Unrealized (depreciation)					(6,106,587)

Total					$(2,757,436)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21 (proceeds receivable $148,096,641) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 1/1/52	$2,000,000	1/20/22	$2,114,047
Uniform Mortgage-Backed Securities, 6.00%, 1/1/52	6,000,000	1/13/22	6,481,843
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	22,000,000	1/13/22	23,168,754
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	71,000,000	1/13/22	72,497,688
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	44,000,000	1/13/22	43,894,127

Total			$148,156,459

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$28,500,000	$17,385	(E)	$(15,264)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	$2,121
		9,590,000	5,850	(E)	4,793	3/16/24	0.90% — Annually	Secured Overnight Financing Rate — Annually	(1,057)
		20,553,000	80,979	(E)	(94,068)	3/16/27	Secured Overnight Financing Rate — Annually	1.25% — Annually	(13,089)
		29,594,000	116,600	(E)	133,042	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	16,441
		56,000,000	282,240	(E)	(370,384)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(88,144)
		15,872,000	532,823	(E)	(581,628)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(48,805)
		4,708,000	19,350		(62)	12/30/31	Secured Overnight Financing Rate — Annually	1.2695% — Annually	(19,087)
		1,844,000	3,190		(24)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	(3,283)
		60,215,000	69,247		(799)	1/3/32	1.3265% — Annually	Secured Overnight Financing Rate — Annually	(62,237)

	Total				$(924,394)				$(217,140)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$110,542,519	$113,388,585	$—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$2,907,932
	108,511,412	111,457,664	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(3,073,771)

	Upfront premium received		—	Unrealized appreciation			2,907,932

	Upfront premium (paid)		—	Unrealized (depreciation)			(3,073,771)

		Total	$—			Total	$(165,839)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	25,187	$619,590	0.55%
Eiffage SA (France)	Basic materials	6,003	618,272	0.55%
Bank Leumi Le-Israel BM (Israel)	Financials	57,316	616,680	0.54%
Sonic Healthcare, Ltd. (Australia)	Health care	18,108	614,336	0.54%
FactSet Research Systems, Inc.	Consumer cyclicals	1,238	601,891	0.53%
KLA Corp.	Technology	1,397	600,858	0.53%
PepsiCo, Inc.	Consumer staples	3,452	599,586	0.53%
Edenred (France)	Consumer cyclicals	12,974	599,266	0.53%
Brenntag AG (Germany)	Basic materials	6,562	594,568	0.52%
Skanska AB (Sweden)	Basic materials	22,940	594,547	0.52%
A.O. Smith Corp.	Capital goods	6,908	593,028	0.52%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	1,202	591,514	0.52%
Textron, Inc.	Capital goods	7,658	591,233	0.52%
Synopsys, Inc.	Technology	1,604	591,066	0.52%
Cadence Design Systems, Inc.	Technology	3,168	590,309	0.52%
Lam Research Corp.	Technology	820	589,401	0.52%
Thales SA (France)	Technology	6,888	586,561	0.52%
Avery Dennison Corp.	Basic materials	2,695	583,585	0.51%
Segro PLC (United Kingdom)	Financials	29,955	582,446	0.51%
Mettler-Toledo International, Inc.	Health care	342	580,337	0.51%
Fortive Corp.	Capital goods	7,597	579,604	0.51%
Sealed Air Corp.	Basic materials	8,590	579,576	0.51%
Marubeni Corp. (Japan)	Conglomerates	59,184	575,989	0.51%
Secom Co., Ltd. (Japan)	Consumer cyclicals	8,293	575,732	0.51%
PPG Industries, Inc.	Basic materials	3,325	573,377	0.51%
Bank Hapoalim MB (Israel)	Financials	55,333	571,314	0.50%
SEI Investments Co.	Financials	9,351	569,845	0.50%
Cummins, Inc.	Capital goods	2,610	569,442	0.50%
ConocoPhillips	Energy	7,889	569,410	0.50%
Chevron Corp.	Energy	4,852	569,327	0.50%
Zebra Technologies Corp. Class A	Technology	954	567,591	0.50%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	17,899	567,373	0.50%
MSCI, Inc.	Technology	919	563,086	0.50%
Eastman Chemical Co.	Basic materials	4,646	561,737	0.50%
Exxon Mobil Corp.	Energy	9,160	560,524	0.49%
AMETEK, Inc.	Conglomerates	3,809	560,049	0.49%
GlaxoSmithKline PLC (United Kingdom)	Health care	25,694	558,754	0.49%
Iberdrola SA (Spain)	Utilities and power	47,075	557,927	0.49%
Sage Group PLC (The) (United Kingdom)	Technology	48,267	557,018	0.49%
Fidelity National Financial, Inc.	Financials	10,650	555,700	0.49%
Roche Holding AG (Switzerland)	Health care	1,335	555,229	0.49%
Moncler SpA (Italy)	Consumer cyclicals	7,611	554,770	0.49%
Coinbase Global, Inc. Class A	Financials	2,198	554,744	0.49%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	33,355	551,234	0.49%
Nordson Corp.	Capital goods	2,148	548,211	0.48%
Accenture PLC Class A	Technology	1,320	547,046	0.48%
RWE AG (Germany)	Utilities and power	13,406	545,173	0.48%
Pfizer, Inc.	Health care	9,175	541,811	0.48%
Weyerhaeuser Co.	Basic materials	13,125	540,507	0.48%
Dover Corp.	Capital goods	2,971	539,582	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Naturgy Energy Group SA (Spain)	Utilities and power	19,435	$633,488	0.57%
Heineken NV (Netherlands)	Consumer staples	5,584	628,503	0.56%
Argenx SE (Netherlands)	Health care	1,676	601,505	0.54%
Berkshire Hathaway, Inc. Class B	Financials	2,000	598,043	0.54%
Imperial Brands PLC (United Kingdom)	Consumer staples	27,198	595,093	0.53%
Veolia Environnement SA (France)	Utilities and power	16,190	594,642	0.53%
CH Robinson Worldwide, Inc.	Transportation	5,522	594,315	0.53%
AXA SA (France)	Financials	19,733	588,286	0.53%
Black Knight, Inc.	Technology	7,029	582,626	0.52%
Visa, Inc. Class A	Financials	2,686	582,115	0.52%
Waste Management, Inc.	Capital goods	3,480	580,729	0.52%
Atmos Energy Corp.	Utilities and power	5,540	580,437	0.52%
Masco Corp.	Consumer cyclicals	8,264	580,299	0.52%
Nutrien, Ltd. (Canada)	Basic materials	7,670	576,526	0.52%
Fastenal Co.	Consumer staples	8,986	575,631	0.52%
Wheaton Precious Metals Corp. (Canada)	Basic materials	13,367	573,592	0.51%
S&P Global, Inc.	Consumer cyclicals	1,214	572,968	0.51%
D.R. Horton, Inc.	Consumer cyclicals	5,258	570,273	0.51%
Ceridian HCM Holding, Inc.	Technology	5,438	568,014	0.51%
Equifax, Inc.	Consumer cyclicals	1,925	563,553	0.51%
Royalty Pharma PLC Class A	Health care	13,885	553,322	0.50%
BHP Group, Ltd. (Australia)	Basic materials	18,175	548,765	0.49%
Tokio Marine Holdings, Inc. (Japan)	Financials	9,851	547,412	0.49%
Pioneer Natural Resources Co.	Energy	2,926	532,095	0.48%
Broadridge Financial Solutions, Inc.	Financials	2,904	530,975	0.48%
Valero Energy Corp.	Energy	7,050	529,519	0.48%
VF Corp.	Consumer cyclicals	7,223	528,839	0.47%
Equinix, Inc.	Communication services	625	528,471	0.47%
Lucid Group, Inc.	Consumer cyclicals	13,888	528,439	0.47%
ORIX Corp. (Japan)	Financials	25,812	526,773	0.47%
REA Group, Ltd. (Australia)	Technology	4,310	525,678	0.47%
Waste Connections, Inc.	Capital goods	3,857	525,655	0.47%
CyberArk Software, Ltd. (Israel)	Technology	3,028	524,772	0.47%
CIE Generale Des Etablissements Michelin SCA (France)	Consumer cyclicals	3,193	524,056	0.47%
Ferguson PLC (United Kingdom)	Consumer staples	2,939	521,315	0.47%
Lonza Group AG (Switzerland)	Health care	621	519,411	0.47%
Essity AB Class B (Sweden)	Consumer staples	15,875	518,968	0.47%
AVEVA Group PLC (United Kingdom)	Technology	11,246	518,180	0.46%
Aon PLC	Financials	1,709	513,655	0.46%
Westinghouse Air Brake Technologies Corp.	Transportation	5,543	510,523	0.46%
M3, Inc. (Japan)	Health care	10,109	509,120	0.46%
Kubota Corp. (Japan)	Capital goods	22,931	509,044	0.46%
BNP Paribas SA (France)	Financials	7,323	506,671	0.45%
Epiroc AB Class A (Sweden)	Capital goods	19,953	506,090	0.45%
Jacobs Engineering Group, Inc.	Capital goods	3,627	504,932	0.45%
Avantor, Inc.	Health care	11,973	504,542	0.45%
Compagnie De Saint-Gobain (France)	Basic materials	7,118	501,416	0.45%
Check Point Software Technologies, Ltd. (Israel)	Technology	4,297	500,849	0.45%
Trend Micro, Inc. (Japan)	Technology	8,959	497,688	0.45%
Cooper Cos., Inc. (The)	Health care	1,186	496,895	0.45%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$54,153,000	$2,106,552	$175,222	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(1,931,330)
	171,066,000	4,457,980	72,207	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,385,773)

Total			$247,429				$(6,317,103)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$1,504	$21,980	$6,150	5/11/63	300 bp — Monthly	$(4,633)
	CMBX NA BBB-.6 Index	B+/P	2,953	48,956	13,698	5/11/63	300 bp — Monthly	(10,716)
	CMBX NA BBB-.6 Index	B+/P	6,050	97,912	27,396	5/11/63	300 bp — Monthly	(21,289)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	B+/P	8,647	77,930	21,805	5/11/63	300 bp — Monthly	(13,112)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	46,895	83,000	7,595	11/18/54	500 bp — Monthly	39,381
	CMBX NA BB.6 Index	B-/P	48,200	322,560	142,152	5/11/63	500 bp — Monthly	(93,638)
	CMBX NA BB.7 Index	B/P	31,284	613,000	206,642	1/17/47	500 bp — Monthly	(174,763)
	CMBX NA BB.9 Index	B/P	1,629	8,000	1,847	9/17/58	500 bp — Monthly	(211)
	CMBX NA BB.9 Index	B/P	13,274	65,000	15,009	9/17/58	500 bp — Monthly	(1,671)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	4,738	11/17/59	300 bp — Monthly	1,075
	CMBX NA BBB-.12 Index	BBB-/P	1,126	27,000	1,393	8/17/61	300 bp — Monthly	(251)
	CMBX NA BBB-.12 Index	BBB-/P	10,725	182,000	9,391	8/17/61	300 bp — Monthly	1,440
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	15,516	116,000	39,104	1/17/47	500 bp — Monthly	(23,475)
	CMBX NA BBB-.7 Index	BB-/P	51,063	646,000	129,717	1/17/47	300 bp — Monthly	(78,277)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(1,222)	72,000	1,152	12/16/72	200 bp — Monthly	(42)
	CMBX NA A.14 Index	A-/P	(492)	29,000	464	12/16/72	200 bp — Monthly	(17)
	CMBX NA A.14 Index	A-/P	(141)	8,000	128	12/16/72	200 bp — Monthly	(10)
	CMBX NA A.6 Index	BBB+/P	810	16,000	1,566	5/11/63	200 bp — Monthly	(750)
	CMBX NA A.6 Index	BBB+/P	2,473	48,000	4,699	5/11/63	200 bp — Monthly	(2,208)
	CMBX NA A.6 Index	BBB+/P	(44)	73,000	7,147	5/11/63	200 bp — Monthly	(7,163)
	CMBX NA A.6 Index	BBB+/P	4,594	93,000	9,105	5/11/63	200 bp — Monthly	(4,474)
	CMBX NA A.6 Index	BBB+/P	7,598	146,000	14,293	5/11/63	200 bp — Monthly	(6,639)
	CMBX NA A.6 Index	BBB+/P	22,500	192,000	18,797	5/11/63	200 bp — Monthly	3,778
	CMBX NA A.6 Index	BBB+/P	23,119	270,000	26,433	5/11/63	200 bp — Monthly	(3,209)
	CMBX NA BBB-.14 Index	BBB-/P	854	19,000	891	12/16/72	300 bp — Monthly	(26)
	CMBX NA BBB-.6 Index	B+/P	79	999	280	5/11/63	300 bp — Monthly	(200)
	CMBX NA BBB-.6 Index	B+/P	3,189	33,969	9,505	5/11/63	300 bp — Monthly	(6,296)
	CMBX NA BBB-.6 Index	B+/P	5,846	53,951	15,096	5/11/63	300 bp — Monthly	(9,218)
	CMBX NA BBB-.6 Index	B+/P	5,109	74,932	20,966	5/11/63	300 bp — Monthly	(15,813)
	CMBX NA BBB-.6 Index	B+/P	10,387	95,913	26,837	5/11/63	300 bp — Monthly	(16,393)
	CMBX NA BBB-.6 Index	B+/P	10,428	95,913	26,837	5/11/63	300 bp — Monthly	(16,353)
	CMBX NA BBB-.6 Index	B+/P	10,042	118,893	33,266	5/11/63	300 bp — Monthly	(23,155)
	CMBX NA BBB-.6 Index	B+/P	14,593	168,848	47,244	5/11/63	300 bp — Monthly	(32,552)
	CMBX NA BBB-.6 Index	B+/P	14,430	170,846	47,803	5/11/63	300 bp — Monthly	(33,273)
	CMBX NA BBB-.6 Index	B+/P	68,556	911,177	254,947	5/11/63	300 bp — Monthly	(185,859)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,205	1/17/47	300 bp — Monthly	(783)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(809)	154,000	1,709	12/16/72	200 bp — Monthly	960
	CMBX NA A.7 Index	BBB+/P	9,165	209,000	12,707	1/17/47	200 bp — Monthly	(3,461)
	CMBX NA BB.10 Index	B+/P	4,975	62,000	17,081	5/11/63	500 bp — Monthly	(12,046)
	CMBX NA BBB-.6 Index	B+/P	124,364	388,649	108,744	5/11/63	300 bp — Monthly	15,847
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(912)	152,000	1,687	12/16/72	200 bp — Monthly	835
	CMBX NA A.13 Index	A-/P	(760)	91,000	1,010	12/16/72	200 bp — Monthly	285
	CMBX NA A.13 Index	A-/P	(567)	38,000	422	12/16/72	200 bp — Monthly	(130)
	CMBX NA A.14 Index	A-/P	(960)	60,000	960	12/16/72	200 bp — Monthly	24
	CMBX NA A.6 Index	BBB+/P	2,800	28,000	2,741	5/11/63	200 bp — Monthly	70
	CMBX NA A.6 Index	BBB+/P	4,399	51,000	4,993	5/11/63	200 bp — Monthly	(574)
	CMBX NA A.6 Index	BBB+/P	3,919	57,000	5,580	5/11/63	200 bp — Monthly	(1,639)
	CMBX NA A.6 Index	BBB+/P	5,769	65,000	6,364	5/11/63	200 bp — Monthly	(569)
	CMBX NA BB.6 Index	B-/P	24,066	94,080	41,461	5/11/63	500 bp — Monthly	(17,303)
	CMBX NA BB.6 Index	B-/P	48,543	189,120	83,345	5/11/63	500 bp — Monthly	(34,618)
	CMBX NA BBB-.12 Index	BBB-/P	4,420	75,000	3,870	8/17/61	300 bp — Monthly	594
	CMBX NA BBB-.12 Index	BBB-/P	4,637	108,000	5,573	8/17/61	300 bp — Monthly	(873)

Upfront premium received			686,730		Unrealized appreciation			64,289

Upfront premium (paid)			(5,907)		Unrealized (depreciation)			(857,682)

	Total		$680,823				Total	$(793,393)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(1,263)	$13,000	$1,273	5/11/63	(200 bp) — Monthly	$4
	CMBX NA A.7 Index	(1,550)	209,000	12,707	1/17/47	(200 bp) — Monthly	11,076
	CMBX NA BB.10 Index	(47,738)	198,000	54,549	11/17/59	(500 bp) — Monthly	6,618
	CMBX NA BB.10 Index	(18,615)	73,000	20,112	11/17/59	(500 bp) — Monthly	1,426
	CMBX NA BB.10 Index	(7,410)	71,000	19,561	11/17/59	(500 bp) — Monthly	12,082
	CMBX NA BB.10 Index	(6,360)	58,000	15,979	11/17/59	(500 bp) — Monthly	9,563
	CMBX NA BB.11 Index	(4,016)	31,000	2,837	11/18/54	(500 bp) — Monthly	(1,210)
	CMBX NA BB.11 Index	(2,131)	31,000	2,837	11/18/54	(500 bp) — Monthly	675
	CMBX NA BB.11 Index	(1,089)	21,000	1,922	11/18/54	(500 bp) — Monthly	812
	CMBX NA BB.8 Index	(8,940)	69,575	26,334	10/17/57	(500 bp) — Monthly	17,327
	CMBX NA BB.8 Index	(21,707)	60,878	23,042	10/17/57	(500 bp) — Monthly	1,276
	CMBX NA BB.9 Index	(1,290)	32,000	7,389	9/17/58	(500 bp) — Monthly	6,068
	CMBX NA BB.9 Index	(387)	6,000	1,385	9/17/58	(500 bp) — Monthly	992
	CMBX NA BBB-.10 Index	(39,326)	132,000	11,801	11/17/59	(300 bp) — Monthly	(27,602)
	CMBX NA BBB-.10 Index	(8,159)	64,000	5,722	11/17/59	(300 bp) — Monthly	(2,474)
	CMBX NA BBB-.10 Index	(8,827)	37,000	3,308	11/17/59	(300 bp) — Monthly	(5,541)
	CMBX NA BBB-.10 Index	(8,120)	33,000	2,950	11/17/59	(300 bp) — Monthly	(5,189)
	CMBX NA BBB-.12 Index	(109,446)	347,000	17,905	8/17/61	(300 bp) — Monthly	(91,744)
	CMBX NA BBB-.12 Index	(28,391)	85,000	4,386	8/17/61	(300 bp) — Monthly	(24,055)
	CMBX NA BBB-.12 Index	(23,903)	68,000	3,509	8/17/61	(300 bp) — Monthly	(20,433)
	CMBX NA BBB-.12 Index	(10,605)	47,000	2,425	8/17/61	(300 bp) — Monthly	(8,207)
	CMBX NA BBB-.12 Index	(11,630)	33,000	1,703	8/17/61	(300 bp) — Monthly	(9,946)
	CMBX NA BBB-.12 Index	(3,615)	19,000	980	8/17/61	(300 bp) — Monthly	(2,645)
	CMBX NA BBB-.12 Index	(1,694)	10,000	516	8/17/61	(300 bp) — Monthly	(1,184)
	CMBX NA BBB-.8 Index	(28,438)	182,000	24,770	10/17/57	(300 bp) — Monthly	(3,773)
	CMBX NA BBB-.8 Index	(15,710)	99,000	13,474	10/17/57	(300 bp) — Monthly	(2,294)
	CMBX NA BBB-.8 Index	(15,648)	99,000	13,474	10/17/57	(300 bp) — Monthly	(2,232)
	CMBX NA BBB-.8 Index	(11,582)	87,000	11,841	10/17/57	(300 bp) — Monthly	208
	CMBX NA BBB-.8 Index	(6,011)	42,000	5,716	10/17/57	(300 bp) — Monthly	(320)
	CMBX NA BBB-.9 Index	(9,700)	41,000	3,854	9/17/58	(300 bp) — Monthly	(5,870)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	40,499	11/17/59	(500 bp) — Monthly	20,742
	CMBX NA BB.10 Index	(17,362)	146,000	40,223	11/17/59	(500 bp) — Monthly	22,719
	CMBX NA BB.10 Index	(9,571)	77,000	21,214	11/17/59	(500 bp) — Monthly	11,568
	CMBX NA BB.7 Index	(9,143)	497,280	219,151	5/11/63	(500 bp) — Monthly	209,524
	CMBX NA BB.7 Index	(28,039)	152,000	51,239	1/17/47	(500 bp) — Monthly	23,053
	CMBX NA BB.8 Index	(9,988)	55,080	20,848	10/17/57	(500 bp) — Monthly	10,807
	Goldman Sachs International
	CMBX NA A.6 Index	(96)	1,000	98	5/11/63	(200 bp) — Monthly	1
	CMBX NA BB.10 Index	(4,525)	20,000	5,510	11/17/59	(500 bp) — Monthly	966
	CMBX NA BB.6 Index	(9,821)	92,160	40,615	5/11/63	(500 bp) — Monthly	30,704
	CMBX NA BB.6 Index	(146)	960	423	5/11/63	(500 bp) — Monthly	276
	CMBX NA BB.7 Index	(109,647)	540,000	182,034	1/17/47	(500 bp) — Monthly	71,862
	CMBX NA BB.7 Index	(18,678)	114,000	38,429	1/17/47	(500 bp) — Monthly	19,640
	CMBX NA BB.8 Index	(28,436)	76,339	28,894	10/17/57	(500 bp) — Monthly	384
	CMBX NA BB.8 Index	(20,756)	58,945	22,311	10/17/57	(500 bp) — Monthly	1,497
	CMBX NA BB.8 Index	(18,578)	51,215	19,385	10/17/57	(500 bp) — Monthly	757
	CMBX NA BB.8 Index	(18,610)	51,215	19,385	10/17/57	(500 bp) — Monthly	725
	CMBX NA BB.8 Index	(4,758)	40,585	15,361	10/17/57	(500 bp) — Monthly	10,564
	CMBX NA BB.9 Index	(1,071)	9,000	2,078	9/17/58	(500 bp) — Monthly	998
	CMBX NA BB.9 Index	(481)	3,000	693	9/17/58	(500 bp) — Monthly	209
	CMBX NA BBB-.6 Index	(67,580)	247,776	69,328	5/11/63	(300 bp) — Monthly	1,603
	CMBX NA BBB-.6 Index	(10,906)	217,803	60,941	5/11/63	(300 bp) — Monthly	49,908
	CMBX NA BBB-.6 Index	(246)	999	280	5/11/63	(300 bp) — Monthly	33
	CMBX NA BBB-.8 Index	(6,598)	51,000	6,941	10/17/57	(300 bp) — Monthly	313
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	15,360	6,769	5/11/63	(500 bp) — Monthly	(1,483)
	CMBX NA BB.17 Index	(193,903)	396,000	133,492	1/17/47	(500 bp) — Monthly	(60,797)
	CMBX NA BB.8 Index	(4,956)	9,663	3,657	10/17/57	(500 bp) — Monthly	(1,308)
	CMBX NA BBB-.10 Index	(25,072)	89,000	7,957	11/17/59	(300 bp) — Monthly	(17,167)
	CMBX NA BBB-.10 Index	(22,940)	77,000	6,884	11/17/59	(300 bp) — Monthly	(16,101)
	CMBX NA BBB-.10 Index	(7,421)	45,000	4,023	11/17/59	(300 bp) — Monthly	(3,425)
	CMBX NA BBB-.12 Index	(10,826)	31,000	1,600	8/17/61	(300 bp) — Monthly	(9,245)
	CMBX NA BBB-.12 Index	(8,959)	27,000	1,393	8/17/61	(300 bp) — Monthly	(7,581)
	CMBX NA BBB-.12 Index	(39)	1,000	52	8/17/61	(300 bp) — Monthly	12
	CMBX NA BBB-.14 Index	(61)	1,000	47	12/16/72	(300 bp) — Monthly	(15)
	CMBX NA BBB-.6 Index	(43,621)	160,855	45,007	5/11/63	(300 bp) — Monthly	1,292
	CMBX NA BBB-.7 Index	(116,208)	495,000	99,396	1/17/47	(300 bp) — Monthly	(17,100)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	39,121	11/17/59	(500 bp) — Monthly	33,594
	CMBX NA BBB-.10 Index	(18,634)	86,000	7,688	11/17/59	(300 bp) — Monthly	(10,995)
	CMBX NA BBB-.7 Index	(5,409)	66,000	13,253	1/17/47	(300 bp) — Monthly	7,806
	CMBX NA BBB-.9 Index	(11,300)	61,000	5,734	9/17/58	(300 bp) — Monthly	(5,602)
	CMBX NA BBB-.9 Index	(5,557)	30,000	2,820	9/17/58	(300 bp) — Monthly	(2,755)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,062)	11,000	1,077	5/11/63	(200 bp) — Monthly	10
	CMBX NA BB.10 Index	(7,446)	71,000	19,561	11/17/59	(500 bp) — Monthly	12,045
	CMBX NA BB.10 Index	(13,856)	59,000	16,255	11/17/59	(500 bp) — Monthly	2,341
	CMBX NA BB.7 Index	(6,171)	32,000	10,787	1/17/47	(500 bp) — Monthly	4,586
	CMBX NA BB.7 Index	(402)	2,000	674	1/17/47	(500 bp) — Monthly	270
	CMBX NA BB.8 Index	(23,573)	65,709	24,871	10/17/57	(500 bp) — Monthly	1,234
	CMBX NA BB.8 Index	(14,814)	40,585	15,361	10/17/57	(500 bp) — Monthly	508
	CMBX NA BB.8 Index	(8,778)	24,158	9,144	10/17/57	(500 bp) — Monthly	342
	CMBX NA BB.8 Index	(7,407)	20,293	7,681	10/17/57	(500 bp) — Monthly	254
	CMBX NA BB.8 Index	(6,427)	12,562	4,755	10/17/57	(500 bp) — Monthly	(1,684)
	CMBX NA BB.9 Index	(1,353)	22,000	5,080	9/17/58	(500 bp) — Monthly	3,705
	CMBX NA BB.9 Index	(851)	14,000	3,233	9/17/58	(500 bp) — Monthly	2,368
	CMBX NA BB.9 Index	(1,060)	7,000	1,616	9/17/58	(500 bp) — Monthly	550
	CMBX NA BB.9 Index	(526)	7,000	1,616	9/17/58	(500 bp) — Monthly	1,084
	CMBX NA BB.9 Index	(754)	5,000	1,155	9/17/58	(500 bp) — Monthly	395
	CMBX NA BB.9 Index	(428)	5,000	1,155	9/17/58	(500 bp) — Monthly	722
	CMBX NA BBB-.10 Index	(12,175)	96,000	8,582	11/17/59	(300 bp) — Monthly	(3,649)
	CMBX NA BBB-.10 Index	(6,408)	74,000	6,616	11/17/59	(300 bp) — Monthly	164
	CMBX NA BBB-.10 Index	(12,677)	52,000	4,649	11/17/59	(300 bp) — Monthly	(8,059)
	CMBX NA BBB-.10 Index	(7,589)	35,000	3,129	11/17/59	(300 bp) — Monthly	(4,480)
	CMBX NA BBB-.10 Index	(6,704)	31,000	2,771	11/17/59	(300 bp) — Monthly	(3,950)
	CMBX NA BBB-.10 Index	(6,386)	27,000	2,414	11/17/59	(300 bp) — Monthly	(3,988)
	CMBX NA BBB-.10 Index	(2,755)	12,000	1,073	11/17/59	(300 bp) — Monthly	(1,689)
	CMBX NA BBB-.12 Index	(6,260)	30,000	1,548	8/17/61	(300 bp) — Monthly	(4,730)
	CMBX NA BBB-.12 Index	(4,985)	15,000	774	8/17/61	(300 bp) — Monthly	(4,220)
	CMBX NA BBB-.14 Index	(62)	1,000	47	12/16/72	(300 bp) — Monthly	(16)
	CMBX NA BBB-.6 Index	(116,885)	481,565	134,742	5/11/63	(300 bp) — Monthly	17,576
	CMBX NA BBB-.8 Index	(11,799)	93,000	12,657	10/17/57	(300 bp) — Monthly	804
	CMBX NA BBB-.7 Index	(6,827)	67,000	13,454	1/17/47	(300 bp) — Monthly	6,588
	CMBX NA BBB-.8 Index	(11,828)	93,000	12,657	10/17/57	(300 bp) — Monthly	775
	CMBX NA BBB-.8 Index	(12,240)	79,000	10,752	10/17/57	(300 bp) — Monthly	(1,534)
	CMBX NA BBB-.8 Index	(11,719)	75,000	10,208	10/17/57	(300 bp) — Monthly	(1,555)
	CMBX NA BBB-.8 Index	(10,305)	72,000	9,799	10/17/57	(300 bp) — Monthly	(548)
	CMBX NA BBB-.8 Index	(11,045)	71,000	9,663	10/17/57	(300 bp) — Monthly	(1,423)

Upfront premium received		—			Unrealized appreciation		656,005

Upfront premium (paid)		(1,722,730)			Unrealized (depreciation)		(409,818)

	Total	$(1,722,730)				Total	$246,187
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	B+/P	$(707,153)	$7,485,000	$683,006	12/20/26	500 bp — Quarterly	$(11,672)
	NA IG Series 37 Index	BBB+/P	(2,961,942)	118,200,000	2,886,444	12/20/26	100 bp — Quarterly	(36,098)

	Total		$(3,669,095)					$(47,770)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,767,177,327.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was no monies, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$19,155,555	$52,661,470	$64,442,330	$3,394	$7,374,695
	Putnam Short Term Investment Fund**	90,503,040	279,187,493	243,677,279	17,466	126,013,254

	Total Short-term investments	$109,658,595	$331,848,963	$308,119,609	$20,860	$133,387,949
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $7,374,695 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,183,265.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,250,879.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,115,099.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $11,505,915.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $392,740,861 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,000 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,091,970 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,115,099 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$73,846,922	$3,733,022	$—
Capital goods	109,100,016	3,477,605	—
Communication services	39,212,818	5,200,678	—
Conglomerates	5,164,501	—	—
Consumer cyclicals	276,311,937	19,199,727	—
Consumer staples	120,719,135	5,990,383	—
Energy	50,885,832	—	227
Financials	244,767,298	18,352,469	—
Government	340,190	—	—
Health care	237,262,018	2,106,905	—
Technology	528,550,210	27,064,300	—
Transportation	35,414,254	2,490,478	—
Utilities and power	51,123,817	3,337,698	—

Total common stocks	1,772,698,948	90,953,265	227
Asset-backed securities	—	17,837,405	826,496
Collateralized loan obligations	—	34,625,809	—
Convertible bonds and notes	—	456,923	—
Convertible preferred stocks	—	4,052,246	—
Corporate bonds and notes	—	389,509,485	—
Foreign government and agency bonds and notes	—	14,865,763	—
Mortgage-backed securities	—	131,468,173	—
Senior loans	—	8,497,969	—
U.S. government and agency mortgage obligations	—	380,054,413	—
U.S. treasury obligations	—	1,073,206	—
Warrants	16,923	—	—
Short-term investments	1,638,000	171,183,875	—

Totals by level	$1,774,353,871	$1,244,578,532	$826,723
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$39,267	$—
Futures contracts	(2,757,436)	—	—
TBA sale commitments	—	(148,156,459)	—
Interest rate swap contracts	—	707,254	—
Total return swap contracts	—	(6,730,371)	—
Credit default contracts	—	4,116,026	—

Totals by level	$(2,757,436)	$(150,024,283)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	7,000
Forward currency contracts (contract amount)	$1,935,900,000
Centrally cleared interest rate swap contracts (notional)	$251,900,000
OTC total return swap contracts (notional)	$236,800,000
Centrally cleared total return swap contracts (notional)	$225,200,000
OTC credit default contracts (notional)	$15,400,000
Centrally cleared credit default contracts (notional)	$129,400,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com